UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

February 29, 2020

MFS® Blended Research® Emerging Markets Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BRK-SEM

MFS® Blended Research® Emerging Markets Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.3%
Alibaba Group Holding Ltd., ADR	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
China Construction Bank	2.8%
Industrial & Commercial Bank of China, “H”	1.9%
LUKOIL PJSC, ADR	1.8%
Infosys Ltd.	1.7%
Sberbank of Russia PJSC, ADR	1.7%
China Petroleum & Chemical Corp.	1.5%

GICS equity sectors (g)
Financials	22.1%
Information Technology	16.1%
Consumer Discretionary	13.7%
Communication Services	11.1%
Energy	6.5%
Materials	6.3%
Industrials	6.1%
Consumer Staples	5.5%
Real Estate	3.9%
Health Care	3.3%
Utilities	2.6%

Issuer country weightings (x)
China	33.7%
South Korea	13.0%
Taiwan	8.9%
India	8.0%
Brazil	7.8%
Russia	4.7%
South Africa	3.8%
Thailand	3.1%
United States	2.8%
Other Countries	14.2%

Currency exposure weightings (y)
Hong Kong Dollar	24.4%
South Korean Won	13.0%
Chinese Renminbi	9.3%
Taiwan Dollar	8.9%
Indian Rupee	8.0%
Brazilian Real	7.8%
Russian Ruble	4.6%
United States Dollar	4.1%
South African Rand	3.8%
Other Currencies	16.1%

2

Portfolio Composition – continued

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	1.24%	$1,000.00	$1,025.20	$6.24
	Hypothetical (h)	1.24%	$1,000.00	$1,018.70	$6.22
B	Actual	1.99%	$1,000.00	$1,021.51	$10.00
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97
C	Actual	1.99%	$1,000.00	$1,021.32	$10.00
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97
I	Actual	0.99%	$1,000.00	$1,026.09	$4.99
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
R1	Actual	1.99%	$1,000.00	$1,021.25	$10.00
	Hypothetical (h)	1.99%	$1,000.00	$1,014.97	$9.97
R2	Actual	1.49%	$1,000.00	$1,023.23	$7.50
	Hypothetical (h)	1.49%	$1,000.00	$1,017.45	$7.47
R3	Actual	1.24%	$1,000.00	$1,025.04	$6.24
	Hypothetical (h)	1.24%	$1,000.00	$1,018.70	$6.22
R4	Actual	0.99%	$1,000.00	$1,026.23	$4.99
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
R6	Actual	0.89%	$1,000.00	$1,027.30	$4.49
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 94.5%
Airlines - 1.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	19,430	$127,609
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	23,710	257,373
Malaysia Airports Holdings Berhad	101,800	159,735

		$544,717
Alcoholic Beverages - 2.4%
Ambev S.A.	30,800	$100,144
China Resources Beer Holdings Co. Ltd.	16,000	74,568
Kweichow Moutai Co. Ltd., “A”	2,497	380,521
Thai Beverage PLC	373,800	210,946

		$766,179
Apparel Manufacturers - 1.3%
ANTA Sports Products Ltd.	19,000	$154,572
Li Ning Co. Ltd.	44,000	116,815
Pou Chen Corp.	142,000	156,385

		$427,772
Automotive - 1.7%
Hyundai Motor Co. Ltd.	1,919	$183,521
Kia Motors Corp.	9,316	281,574
Zhongsheng Group Holdings Ltd.	21,000	80,707

		$545,802
Biotechnology - 0.7%
Sino Biopharmaceutical	150,000	$220,616

Brokerage & Asset Managers - 0.2%
Bolsa Mexicana de Valores S.A. de C.V.	30,800	$65,065

Business Services - 2.6%
HCL Technologies Ltd.	8,246	$61,056
Infosys Ltd.	55,579	560,857
Tata Consultancy Services Ltd.	5,299	146,864
WNS (Holdings) Ltd., ADR (a)	1,091	71,831

		$840,608
Computer Software - Systems - 1.5%
Hon Hai Precision Industry Co. Ltd.	189,000	$484,862

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Conglomerates - 0.3%
CITIC Pacific Ltd.	93,000	$104,114

Construction - 1.5%
Anhui Conch Cement Co. Ltd.	39,500	$292,133
Asia Cement Corp.	56,000	80,270
Taiwan Cement Corp.	91,486	125,127

		$497,530
Consumer Products - 0.2%
Colgate-Palmolive (India) Ltd.	3,581	$64,096

Consumer Services - 0.4%
Localiza Rent a Car S.A.	11,215	$124,241

Electronics - 10.6%
E Ink Holdings, Inc.	65,000	$62,977
Powertech Technology, Inc.	34,000	109,910
Samsung Electronics Co. Ltd.	37,640	1,702,834
Taiwan Semiconductor Manufacturing Co. Ltd.	152,000	1,558,494

		$3,434,215
Energy - Independent - 1.6%
CNOOC Ltd.	184,000	$253,743
Hindustan Petroleum Corp. Ltd.	44,766	123,334
Oil & Natural Gas Corp. Ltd.	101,681	129,554

		$506,631
Energy - Integrated - 3.9%
China Petroleum & Chemical Corp.	958,000	$497,133
LUKOIL PJSC, ADR	6,727	584,867
PetroChina Co. Ltd.	440,000	171,171

		$1,253,171
Engineering - Construction - 0.2%
China Communications Construction Co. Ltd.	98,000	$73,595

Food & Beverages - 1.7%
AVI Ltd.	43,768	$205,401
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	23,864	98,699
JBS S.A.	31,807	161,457
Orion Corp.	1,052	82,459

		$548,016

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Drug Stores - 0.9%
Raia Drogasil S.A.	4,650	$124,675
SPAR Group Ltd.	9,441	102,639
X5 Retail Group N.V., GDR	1,890	58,874

		$286,188
Gaming & Lodging - 0.9%
Genting Berhad	238,600	$280,206

General Merchandise - 1.4%
Lojas Renner S.A.	38,010	$453,036

Health Maintenance Organizations - 0.6%
Qualicorp S.A.	25,800	$197,601

Insurance - 4.0%
AIA Group Ltd.	18,400	$177,956
BB Seguridade Participacoes S.A.	33,500	238,595
China Pacific Insurance Co. Ltd.	127,000	421,930
PICC Property & Casualty Co. Ltd.	94,000	98,175
Samsung Fire & Marine Insurance Co. Ltd.	2,113	344,483

		$1,281,139
Internet - 11.6%
Alibaba Group Holding Ltd., ADR (a)	8,141	$1,693,328
NetEase.com, Inc., ADR	566	180,390
Tencent Holdings Ltd.	37,900	1,869,433

		$3,743,151
Machinery & Tools - 2.9%
Doosan Bobcat, Inc.	12,991	$307,565
Sinotruk Hong Kong Ltd.	57,000	110,618
Weichai Power Co. Ltd., “H”	145,000	287,958
Zhengzhou Yutong Bus Co. Ltd., “A”	56,490	122,961
Zoomlion Science and Technology Co. Ltd.	116,198	104,395

		$933,497
Major Banks - 7.1%
ABSA Group Ltd.	40,614	$347,864
Bank of China Ltd.	600,000	238,683
China Construction Bank	1,091,000	888,773
Gentera S.A.B. de C.V.	68,734	65,965
Industrial & Commercial Bank of China, “H”	875,000	602,942
Nedbank Group Ltd.	13,078	152,368

		$2,296,595

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 0.2%
Netcare Ltd.	49,986	$59,862

Metals & Mining - 2.7%
Kumba Iron Ore Ltd.	5,845	$109,235
MMC Norilsk Nickel PJSC, ADR	11,462	347,233
POSCO	1,624	260,962
Tata Steel Ltd.	29,411	155,760

		$873,190
Natural Gas - Pipeline - 0.4%
Petronet LNG Ltd.	34,403	$117,080

Network & Telecom - 0.6%
VTech Holdings Ltd.	20,300	$178,397

Oil Services - 0.6%
Star Petroleum Refining PLC, “A”	825,600	$206,694

Other Banks & Diversified Financials - 9.5%
Banco de Oro Unibank, Inc.	60,120	$163,937
Banco Macro S.A., ADR	2,778	80,506
Bancolombia S.A., ADR	3,284	155,924
Bank Rakyat Indonesia	986,300	288,036
BNK Financial Group, Inc.	14,798	75,178
E.Sun Financial Holding Co. Ltd.	311,000	293,707
Grupo Financiero Inbursa S.A. de C.V.	65,485	70,266
Haci Ömer Sabanci Holding A.S.	85,540	116,831
Hana Financial Group, Inc.	7,692	198,871
HDFC Bank Ltd., ADR	2,256	123,742
Industrial Bank of Korea	11,514	90,829
KB Financial Group, Inc.	7,286	234,006
Komercni Banka A.S.	9,259	284,217
REC Ltd.	69,698	113,345
Sberbank of Russia PJSC, ADR	38,214	542,007
Shriram Transport Finance Co. Ltd.	4,640	77,503
Turkiye Garanti Bankasi A.S. (a)	94,374	149,118

		$3,058,023
Pharmaceuticals - 1.8%
Ajanta Pharma Ltd.	7,504	$144,028
China Medical System Holdings Ltd.	89,000	110,305
Gedeon Richter PLC	9,668	196,476
Kalbe Farma Tbk PT	695,300	59,123

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Luye Pharma Group Ltd.	141,530	$87,151

		$597,083
Precious Metals & Minerals - 0.3%
Harmony Gold, ADR (a)	26,013	$88,444

Railroad & Shipping - 0.3%
DP World Ltd.	6,119	$99,434

Real Estate - 4.2%
Atrium European Real Estate Ltd.	21,692	$78,546
BR Malls Participacoes S.A.	24,000	87,694
Country Garden Holdings Co. Ltd.	50,000	66,903
Country Garden Services Holdings Co. Ltd.	26,000	102,221
Embassy Office Parks, REIT	12,200	75,727
Fibra Uno Administracion S.A. de C.V., REIT	190,764	286,781
Fortress REIT Ltd.	66,551	69,209
Longfor Properties Co. Ltd.	98,000	457,069
Shimao Property Holdings Ltd.	37,000	133,675

		$1,357,825
Restaurants - 1.0%
Yum China Holdings, Inc.	7,564	$331,228

Specialty Chemicals - 1.8%
Asian Paints Ltd.	10,608	$264,283
Lotte Chemical Corp.	418	64,423
PTT Global Chemical PLC	182,200	238,180

		$566,886
Specialty Stores - 1.9%
Dufry AG	2,249	$164,500
JD.com, Inc., ADR (a)	2,181	83,990
Vipshop Holdings Ltd., ADR (a)	27,212	349,130

		$597,620
Telecommunications - Wireless - 1.3%
Advanced Info Service Public Co. Ltd.	53,800	$342,697
PLDT, Inc.	4,280	83,123

		$425,820
Telephone Services - 3.7%
Hellenic Telecommunications Organization S.A.	30,939	$439,044
KT Corp., ADR	10,615	102,435
Naspers Ltd.	474	74,971

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - continued
PT Telekomunikasi Indonesia	1,296,900	$315,468
PT XL Axiata Tbk (a)	458,200	82,714
Telekomunikacja Polska S.A. (a)	70,885	111,519
Turk Telekomunikasyon A.S. (a)	51,320	62,021

		$1,188,172
Utilities - Electric Power - 2.3%
ENGIE Energía Brasil S.A.	36,600	$389,006
NTPC Ltd.	233,510	345,849

		$734,855
Total Common Stocks (Identified Cost, $29,601,142)		$30,453,256

Preferred Stocks - 2.7%
Electronics - 0.7%
Samsung Electronics Co. Ltd.	6,476	$245,867

Food & Drug Stores - 0.3%
Cia Brasileira de Distribuicao	6,800	$109,651

Major Banks - 1.3%
Banco Bradesco S.A.	60,876	$415,605

Utilities - Electric Power - 0.4%
Centrais Eletricas Brasileiras S.A.	4,700	$37,679
Companhia Paranaense de Energia	5,000	80,178

		$117,857
Total Preferred Stocks (Identified Cost, $901,576)		$888,980

Investment Companies (h) - 14.2%
Money Market Funds - 14.2%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $4,569,642)	4,569,228	$4,569,685

Other Assets, Less Liabilities - (11.4)%		(3,673,333)
Net Assets - 100.0%		$32,238,588

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $4,569,685 and $31,342,236, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

11

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $30,502,718)	$31,342,236
Investments in affiliated issuers, at value (identified cost, $4,569,642)	4,569,685
Foreign currency, at value (identified cost, $4,091)	4,099
Receivables for
Fund shares sold	4,321
Dividends	82,717
Receivable from investment adviser	24,828
Other assets	226
Total assets	$36,028,112

Liabilities
Payable to custodian	$87,545
Payables for
Investments purchased	3,530,297
Fund shares reacquired	16,667
Payable to affiliates
Administrative services fee	144
Shareholder servicing costs	7,286
Distribution and service fees	165
Payable for independent Trustees’ compensation	115
Accrued expenses and other liabilities	147,305
Total liabilities	$3,789,524
Net assets	$32,238,588

Net assets consist of
Paid-in capital	$32,827,005
Total distributable earnings (loss)	(588,417)
Net assets	$32,238,588
Shares of beneficial interest outstanding	2,630,950

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,379,000	439,691	$12.23
Class B	331,791	27,362	12.13
Class C	357,126	29,494	12.11
Class I	12,217,766	997,639	12.25
Class R1	67,082	5,518	12.16
Class R2	68,599	5,609	12.23
Class R3	74,415	6,077	12.25
Class R4	89,844	7,324	12.27
Class R6	13,652,965	1,112,236	12.28

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.98 [100 / 94.25 x $12.23]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$386,242
Dividends from affiliated issuers	4,313
Other	3,417
Foreign taxes withheld	(33,737)
Total investment income	$360,235
Expenses
Management fee	$94,958
Distribution and service fees	11,726
Shareholder servicing costs	9,416
Administrative services fee	8,701
Independent Trustees’ compensation	636
Custodian fee	64,442
Shareholder communications	6,258
Audit and tax fees	37,124
Legal fees	115
Registration fees	60,295
Miscellaneous	15,341
Total expenses	$309,012
Reduction of expenses by investment adviser and distributor	(178,734)
Net expenses	$130,278
Net investment income (loss)	$229,957

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $18 country tax)	$24,788
Affiliated issuers	(268)
Foreign currency	(6,181)
Net realized gain (loss)	$18,339
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $8,743 decrease in deferred country tax)	$(357,690)
Affiliated issuers	4
Translation of assets and liabilities in foreign currencies	(5,558)
Net unrealized gain (loss)	$(363,244)
Net realized and unrealized gain (loss)	$(344,905)
Change in net assets from operations	$(114,948)

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$229,957	$480,879
Net realized gain (loss)	18,339	(1,434,350)
Net unrealized gain (loss)	(363,244)	(593,981)
Change in net assets from operations	$(114,948)	$(1,547,452)
Total distributions to shareholders	$(465,097)	$(1,004,056)
Change in net assets from fund share transactions	$12,143,245	$(681,729)
Total change in net assets	$11,563,200	$(3,233,237)

Net assets
At beginning of period	20,675,388	23,908,625
At end of period	$32,238,588	$20,675,388

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.12		$13.66	$14.37	$11.37	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.25	$0.24	$0.28	$0.24
Net realized and unrealized gain (loss)	0.20		(1.20)	(0.32)	2.86	1.18
Total from investment operations	$0.31		$(0.95)	$(0.08)	$3.14	$1.42

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.22)	$(0.16)	$(0.06)	$(0.04)
From net realized gain	—		(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.20)		$(0.59)	$(0.63)	$(0.14)	$(0.05)
Net asset value, end of period (x)	$12.23		$12.12	$13.66	$14.37	$11.37
Total return (%) (r)(s)(t)(x)	2.44	(n)	(6.77)	(0.77)	28.01	14.33	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.68	(a)	2.95	2.94	3.23	6.30	(a)
Expenses after expense reductions (f)	1.24	(a)	1.24	1.23	1.23	1.24	(a)
Net investment income (loss)	1.67	(a)	2.01	1.65	2.22	2.36	(a)
Portfolio turnover	27	(n)	64	58	92	64	(n)
Net assets at end of period (000 omitted)	$5,379		$5,174	$7,145	$4,982	$957

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19	8/31/18	8/31/17		8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.99		$13.54	$14.27	$11.31		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.21	$0.12	$0.12		$0.09
Net realized and unrealized gain (loss)	0.21		(1.25)	(0.30)	2.92		1.25
Total from investment operations	$0.27		$(1.04)	$(0.18)	$3.04		$1.34

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.14)	$(0.08)	$(0.00	)(w)	$(0.02)
From net realized gain	—		(0.37)	(0.47)	(0.08)		(0.01)
Total distributions declared to shareholders	$(0.13)		$(0.51)	$(0.55)	$(0.08)		$(0.03)
Net asset value, end of period (x)	$12.13		$11.99	$13.54	$14.27		$11.31
Total return (%) (r)(s)(t)(x)	2.15	(n)	(7.51)	(1.47)	27.09		13.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.45	(a)	3.70	3.67	4.04		7.64	(a)
Expenses after expense reductions (f)	1.99	(a)	1.99	1.98	1.99		1.98	(a)
Net investment income (loss)	0.95	(a)	1.63	0.79	0.97		0.93	(a)
Portfolio turnover	27	(n)	64	58	92		64	(n)
Net assets at end of period (000 omitted)	$332		$391	$318	$213		$86

	Six months ended 2/29/20		Year ended
Class C			8/31/19	8/31/18	8/31/17		8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.95		$13.50	$14.23	$11.31		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.16	$0.11	$0.14		$0.09
Net realized and unrealized gain (loss)	0.20		(1.19)	(0.29)	2.89		1.25
Total from investment operations	$0.26		$(1.03)	$(0.18)	$3.03		$1.34

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.15)	$(0.08)	$(0.03)		$(0.02)
From net realized gain	—		(0.37)	(0.47)	(0.08)		(0.01)
Total distributions declared to shareholders	$(0.10)		$(0.52)	$(0.55)	$(0.11)		$(0.03)
Net asset value, end of period (x)	$12.11		$11.95	$13.50	$14.23		$11.31
Total return (%) (r)(s)(t)(x)	2.13	(n)	(7.51)	(1.48)	27.06		13.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.45	(a)	3.70	3.64	4.02		7.63	(a)
Expenses after expense reductions (f)	1.99	(a)	1.99	1.99	1.99		1.98	(a)
Net investment income (loss)	0.97	(a)	1.31	0.75	1.16		0.95	(a)
Portfolio turnover	27	(n)	64	58	92		64	(n)
Net assets at end of period (000 omitted)	$357		$420	$453	$438		$91

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.16		$13.71	$14.41	$11.38	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.29	$0.34	$0.28	$0.23
Net realized and unrealized gain (loss)	0.24		(1.22)	(0.39)	2.91	1.21
Total from investment operations	$0.34		$(0.93)	$(0.05)	$3.19	$1.44

Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.25)	$(0.18)	$(0.08)	$(0.05)
From net realized gain	—		(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.25)		$(0.62)	$(0.65)	$(0.16)	$(0.06)
Net asset value, end of period (x)	$12.25		$12.16	$13.71	$14.41	$11.38
Total return (%) (r)(s)(t)(x)	2.61	(n)	(6.55)	(0.55)	28.44	14.51	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.29	(a)	2.70	2.78	3.05	6.27	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	0.99	0.99	(a)
Net investment income (loss)	1.58	(a)	2.26	2.30	2.28	2.27	(a)
Portfolio turnover	27	(n)	64	58	92	64	(n)
Net assets at end of period (000 omitted)	$12,218		$1,811	$2,343	$669	$436

	Six months ended 2/29/20		Year ended
Class R1			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.01		$13.57	$14.27	$11.31	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.17	$0.10	$0.11	$0.07
Net realized and unrealized gain (loss)	0.21		(1.20)	(0.28)	2.93	1.27
Total from investment operations	$0.27		$(1.03)	$(0.18)	$3.04	$1.34

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.16)	$(0.05)	$—	$(0.02)
From net realized gain	—		(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.12)		$(0.53)	$(0.52)	$(0.08)	$(0.03)
Net asset value, end of period (x)	$12.16		$12.01	$13.57	$14.27	$11.31
Total return (%) (r)(s)(t)(x)	2.12	(n)	(7.47)	(1.49)	27.08	13.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.43	(a)	3.70	3.64	4.06	7.86	(a)
Expenses after expense reductions (f)	1.99	(a)	1.99	1.99	1.99	1.97	(a)
Net investment income (loss)	0.91	(a)	1.32	0.70	0.88	0.69	(a)
Portfolio turnover	27	(n)	64	58	92	64	(n)
Net assets at end of period (000 omitted)	$67		$66	$71	$72	$57

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.11		$13.66	$14.36	$11.35	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.23	$0.18	$0.17	$0.12
Net realized and unrealized gain (loss)	0.21		(1.20)	(0.30)	2.94	1.28
Total from investment operations	$0.30		$(0.97)	$(0.12)	$3.11	$1.40

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.21)	$(0.11)	$(0.02)	$(0.04)
From net realized gain	—		(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.18)		$(0.58)	$(0.58)	$(0.10)	$(0.05)
Net asset value, end of period (x)	$12.23		$12.11	$13.66	$14.36	$11.35
Total return (%) (r)(s)(t)(x)	2.32	(n)	(6.97)	(1.03)	27.71	14.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.93	(a)	3.20	3.14	3.56	7.36	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.47	(a)
Net investment income (loss)	1.42	(a)	1.82	1.20	1.38	1.19	(a)
Portfolio turnover	27	(n)	64	58	92	64	(n)
Net assets at end of period (000 omitted)	$69		$67	$72	$73	$57

	Six months ended 2/29/20		Year ended
Class R3			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.14		$13.69	$14.39	$11.37	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.24	$0.24	$0.20	$0.14
Net realized and unrealized gain (loss)	0.23		(1.19)	(0.32)	2.95	1.28
Total from investment operations	$0.31		$(0.95)	$(0.08)	$3.15	$1.42

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.23)	$(0.15)	$(0.05)	$(0.04)
From net realized gain	—		(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.20)		$(0.60)	$(0.62)	$(0.13)	$(0.05)
Net asset value, end of period (x)	$12.25		$12.14	$13.69	$14.39	$11.37
Total return (%) (r)(s)(t)(x)	2.42	(n)	(6.75)	(0.80)	28.05	14.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.70	(a)	2.95	2.94	3.31	7.11	(a)
Expenses after expense reductions (f)	1.24	(a)	1.24	1.24	1.24	1.22	(a)
Net investment income (loss)	1.24	(a)	1.89	1.66	1.63	1.44	(a)
Portfolio turnover	27	(n)	64	58	92	64	(n)
Net assets at end of period (000 omitted)	$74		$71	$102	$73	$57

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.17		$13.72	$14.41	$11.38	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.30	$0.26	$0.23	$0.17
Net realized and unrealized gain (loss)	0.22		(1.23)	(0.30)	2.96	1.27
Total from investment operations	$0.34		$(0.93)	$(0.04)	$3.19	$1.44

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.25)	$(0.18)	$(0.08)	$(0.05)
From net realized gain	—		(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.24)		$(0.62)	$(0.65)	$(0.16)	$(0.06)
Net asset value, end of period (x)	$12.27		$12.17	$13.72	$14.41	$11.38
Total return (%) (r)(s)(t)(x)	2.62	(n)	(6.55)	(0.50)	28.42	14.51	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.43	(a)	2.70	2.66	3.06	6.86	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	0.99	0.97	(a)
Net investment income (loss)	1.91	(a)	2.36	1.76	1.89	1.69	(a)
Portfolio turnover	27	(n)	64	58	92	64	(n)
Net assets at end of period (000 omitted)	$90		$85	$82	$74	$57

	Six months ended 2/29/20		Year ended
Class R6			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.19		$13.73	$14.42	$11.39	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.31	$0.27	$0.24	$0.16
Net realized and unrealized gain (loss)	0.22		(1.22)	(0.30)	2.95	1.29
Total from investment operations	$0.35		$(0.91)	$(0.03)	$3.19	$1.45

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.26)	$(0.19)	$(0.08)	$(0.05)
From net realized gain	—		(0.37)	(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.26)		$(0.63)	$(0.66)	$(0.16)	$(0.06)
Net asset value, end of period (x)	$12.28		$12.19	$13.73	$14.42	$11.39
Total return (%) (r)(s)(t)(x)	2.65	(n)	(6.40)	(0.42)	28.45	14.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.33	(a)	2.58	2.56	2.98	6.84	(a)
Expenses after expense reductions (f)	0.89	(a)	0.87	0.90	0.91	0.94	(a)
Net investment income (loss)	2.02	(a)	2.44	1.81	1.97	1.59	(a)
Portfolio turnover	27	(n)	64	58	92	64	(n)
Net assets at end of period (000 omitted)	$13,653		$12,590	$13,322	$12,127	$12,031

See Notes to Financial Statements

21

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to

23

Notes to Financial Statements (unaudited) – continued

setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source

24

Notes to Financial Statements (unaudited) – continued

and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$2,841,160	$8,018,485	$—	$10,859,645
South Korea	720,967	3,454,040	—	4,175,007
Taiwan	—	2,871,732	—	2,871,732
India	1,134,165	1,440,744	—	2,574,909
Brazil	2,519,562	—	—	2,519,562
Russia	58,874	1,474,107	—	1,532,981
South Africa	88,444	1,121,549	—	1,209,993
Thailand	342,697	655,820	—	998,517
Mexico	873,059	—	—	873,059
Other Countries	1,977,388	1,749,443	—	3,726,831
Mutual Funds	4,569,685	—	—	4,569,685
Total	$15,126,001	$20,785,920	$—	$35,911,921

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

25

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

26

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$567,687
Long-term capital gains	436,369

Total distributions	$1,004,056

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$35,386,007
Gross appreciation	3,026,991

Gross depreciation	(2,501,077)
Net unrealized appreciation (depreciation)	$525,914

As of 8/31/19

Undistributed ordinary income	464,405
Capital loss carryforwards	(1,349,233)
Other temporary differences	(7,144)
Net unrealized appreciation (depreciation)	883,600

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,169,999)
Long-Term	(179,234)
Total	$(1,349,233)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

27

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$83,064	$263,367
Class B	3,860	10,175
Class C	3,499	21,350
Class I	103,204	93,192
Class R1	633	2,759
Class R2	982	3,037
Class R3	1,187	4,513
Class R4	1,710	3,787
Class R6	266,958	601,876
Total	$465,097	$1,004,056

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $1,287, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2020. For the six months ended February 29, 2020, this reduction amounted to $177,372, which is included in the reduction of total expenses in the Statement of Operations.

28

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $363 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$7,030
Class B	0.75%	0.25%	1.00%	1.00%	1,961
Class C	0.75%	0.25%	1.00%	1.00%	2,082
Class R1	0.75%	0.25%	1.00%	1.00%	352
Class R2	0.25%	0.25%	0.50%	0.50%	180
Class R3	—	0.25%	0.25%	0.25%	121
Total Distribution and Service Fees					$11,726

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2020, this rebate amounted to $74 and $1 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$42
Class B	1,312
Class C	—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $1,964, which equated to 0.0155%

29

Notes to Financial Statements (unaudited) – continued

annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,452.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0687% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

On December 14, 2018, MFS redeemed 5,332 shares of Class I for an aggregate amount of $65,906.

At February 29, 2020, MFS held approximately 93% of the outstanding shares of Class R3, approximately 78% of the outstanding shares of Class R4, and 100% of the outstanding shares of Class R1 and Class R2, respectively.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 29, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $6,515. The sales transactions resulted in net realized gains (losses) of $(751).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2020, this reimbursement amounted to $3,417, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short-term obligations, aggregated $17,984,463 and $6,693,308, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	66,832	$893,787	109,033	$1,365,317
Class B	—	—	21,468	271,754
Class C	6,716	81,116	13,979	174,602
Class I	855,864	11,139,732	112,407	1,483,863
Class R3	10,202	134,152	696	8,589
Class R4	250	3,282	680	8,550
Class R6	166,434	2,176,402	327,609	4,157,491
	1,106,298	$14,428,471	585,872	$7,470,166

Shares issued to shareholders in reinvestment of distributions
Class A	6,053	$81,347	22,471	$261,568
Class B	289	3,860	879	10,175
Class C	262	3,499	1,853	21,350
Class I	6,268	84,300	7,754	90,446
Class R1	47	633	238	2,759
Class R2	73	982	260	3,037
Class R3	88	1,187	387	4,513
Class R4	127	1,710	324	3,787
Class R6	19,804	266,958	51,575	601,876
	33,011	$444,476	85,741	$999,511

Shares reacquired
Class A	(60,097)	$(783,854)	(227,589)	$(2,900,829)
Class B	(5,538)	(72,346)	(13,226)	(166,596)
Class C	(12,646)	(159,428)	(14,267)	(173,013)
Class I	(13,406)	(174,106)	(142,109)	(1,825,448)
Class R3	(10,026)	(128,530)	(2,698)	(34,133)
Class R4	(53)	(712)	(14)	(178)
Class R6	(107,134)	(1,410,726)	(316,338)	(4,051,209)
	(208,900)	$(2,729,702)	(716,241)	$(9,151,406)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	12,788	$191,280	(96,085)	$(1,273,944)
Class B	(5,249)	(68,486)	9,121	115,333
Class C	(5,668)	(74,813)	1,565	22,939
Class I	848,726	11,049,926	(21,948)	(251,139)
Class R1	47	633	238	2,759
Class R2	73	982	260	3,037
Class R3	264	6,809	(1,615)	(21,031)
Class R4	324	4,280	990	12,159
Class R6	79,104	1,032,634	62,846	708,158
	930,409	$12,143,245	(44,628)	$(681,729)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2030 Fund, were the owners of record of approximately 11%, 8%, 8%, 6%, 4%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $58 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$418,199	$14,865,562	$10,713,812	$(268)	$4	$4,569,685

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$4,313	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 29, 2020

MFS® Blended Research® Global Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BRL-SEM

MFS® Blended Research® Global Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	4.2%
Alphabet, Inc., “A”	2.7%
Roche Holding AG	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
Adobe Systems, Inc.	2.0%
Eli Lilly & Co.	1.7%
LVMH Moet Hennessy Louis Vuitton SE	1.7%
Samsung Electronics Co. Ltd.	1.7%
Citigroup, Inc.	1.6%
Apple, Inc.	1.6%

GICS equity sectors (g)
Information Technology	18.1%
Financials	15.2%
Health Care	12.5%
Consumer Discretionary	11.2%
Communication Services	9.8%
Industrials	9.4%
Consumer Staples	7.7%
Energy	4.9%
Real Estate	3.7%
Materials	3.4%
Utilities	3.0%

Issuer country weightings (x)
United States	57.1%
Japan	7.9%
France	5.6%
Switzerland	5.6%
United Kingdom	3.9%
South Korea	3.4%
Canada	3.0%
Taiwan	2.4%
China	2.0%
Other Countries	9.1%

Currency exposure weightings (y)
United States Dollar	57.7%
Euro	9.3%
Japanese Yen	7.9%
Swiss Franc	5.6%
British Pound Sterling	3.9%
South Korean Won	3.4%
Hong Kong Dollar	3.0%
Taiwan Dollar	2.4%
Canadian Dollar	1.4%
Other Currencies	5.4%

2

Portfolio Composition – continued

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	0.88%	$1,000.00	$1,015.40	$4.41
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
B	Actual	1.63%	$1,000.00	$1,011.28	$8.15
	Hypothetical (h)	1.63%	$1,000.00	$1,016.76	$8.17
C	Actual	1.63%	$1,000.00	$1,011.55	$8.15
	Hypothetical (h)	1.63%	$1,000.00	$1,016.76	$8.17
I	Actual	0.63%	$1,000.00	$1,016.71	$3.16
	Hypothetical (h)	0.63%	$1,000.00	$1,021.73	$3.17
R1	Actual	1.63%	$1,000.00	$1,011.04	$8.15
	Hypothetical (h)	1.63%	$1,000.00	$1,016.76	$8.17
R2	Actual	1.13%	$1,000.00	$1,013.90	$5.66
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67
R3	Actual	0.88%	$1,000.00	$1,015.30	$4.41
	Hypothetical (h)	0.88%	$1,000.00	$1,020.49	$4.42
R4	Actual	0.63%	$1,000.00	$1,016.74	$3.16
	Hypothetical (h)	0.63%	$1,000.00	$1,021.73	$3.17
R6	Actual	0.60%	$1,000.00	$1,017.08	$3.01
	Hypothetical (h)	0.60%	$1,000.00	$1,021.88	$3.02

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.6%
Aerospace - 1.0%
Huntington Ingalls Industries, Inc.	82	$16,853
L3Harris Technologies, Inc.	179	35,394

		$52,247
Airlines - 1.0%
Air Canada (a)	1,408	$35,928
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	1,418	15,392

		$51,320
Apparel Manufacturers - 2.0%
Burberry Group PLC	814	$17,783
LVMH Moet Hennessy Louis Vuitton SE	211	87,054

		$104,837
Automotive - 2.8%
Copart, Inc. (a)	278	$23,486
Lear Corp.	522	58,046
Magna International, Inc.	1,450	66,439

		$147,971
Biotechnology - 1.0%
Biogen, Inc. (a)	168	$51,810

Brokerage & Asset Managers - 1.7%
Invesco Ltd.	3,130	$45,072
TD Ameritrade Holding Corp.	1,088	45,946

		$91,018
Business Services - 2.5%
Fidelity National Information Services, Inc.	408	$57,006
Fiserv, Inc. (a)	671	73,380

		$130,386
Cable TV - 2.2%
Charter Communications, Inc., “A” (a)	133	$65,592
Comcast Corp., “A”	1,185	47,909

		$113,501
Chemicals - 0.6%
Eastman Chemical Co.	474	$29,156

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 6.1%
Adobe Systems, Inc. (a)	296	$102,156
Microsoft Corp.	1,343	217,579

		$319,735
Computer Software - Systems - 4.4%
Apple, Inc.	304	$83,102
Fujitsu Ltd.	600	63,320
Hitachi Ltd.	2,000	67,086
Hon Hai Precision Industry Co. Ltd., GDR	3,675	19,053

		$232,561
Consumer Products - 2.2%
Essity AB	745	$22,341
Kimberly-Clark Corp.	513	67,301
L’Oréal	102	27,432

		$117,074
Consumer Services - 1.4%
Booking Holdings, Inc. (a)	43	$72,913

Electrical Equipment - 1.5%
Schneider Electric SE	791	$80,621

Electronics - 4.7%
Applied Materials, Inc.	632	$36,732
Samsung Electronics Co. Ltd.	1,910	86,408
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,022	108,865
Texas Instruments, Inc.	135	15,409

		$247,414
Energy - Independent - 1.4%
CNOOC Ltd.	19,000	$26,202
Marathon Petroleum Corp.	549	26,033
Valero Energy Corp.	347	22,989

		$75,224
Energy - Integrated - 1.9%
BP PLC	5,691	$29,478
China Petroleum & Chemical Corp.	56,000	29,060
Galp Energia SGPS S.A., “B”	2,762	37,914

		$96,452
Food & Beverages - 1.9%
Nestle S.A.	524	$54,290
Tyson Foods, Inc., “A”	676	45,853

		$100,143

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 1.2%
Cigna Corp.	350	$64,029

Insurance - 4.6%
Equitable Holdings, Inc.	704	$15,066
Hartford Financial Services Group, Inc.	664	33,167
Manulife Financial Corp.	1,051	17,699
MetLife, Inc.	1,526	65,191
Prudential Financial, Inc.	436	32,896
Zurich Insurance Group AG	198	77,055

		$241,074
Internet - 4.7%
Alphabet, Inc., “A” (a)	106	$141,960
Alphabet, Inc., “C” (a)	21	28,126
Facebook, Inc., “A” (a)	387	74,486

		$244,572
Leisure & Toys - 0.3%
Take-Two Interactive Software, Inc. (a)	143	$15,370

Machinery & Tools - 4.0%
AGCO Corp.	881	$53,239
Doosan Bobcat, Inc.	1,052	24,906
Eaton Corp. PLC	899	81,557
Regal Beloit Corp.	410	31,833
Trane Technologies PLC	146	18,840

		$210,375
Major Banks - 4.7%
ABSA Group Ltd.	3,060	$26,209
Banco Bradesco S.A., ADR	5,069	34,368
Bank of China Ltd.	51,000	20,288
BNP Paribas	781	38,161
China Construction Bank	35,000	28,512
National Australia Bank Ltd.	791	12,769
Sumitomo Mitsui Financial Group, Inc.	1,600	51,429
UBS Group AG	2,875	31,844

		$243,580
Medical & Health Technology & Services - 3.6%
HCA Healthcare, Inc.	573	$72,777
McKesson Corp.	513	71,748
Premier, Inc., “A” (a)	887	26,104
Universal Health Services, Inc.	124	15,344

		$185,973

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 1.3%
POSCO	298	$47,886
Rio Tinto PLC	462	21,653

		$69,539
Natural Gas - Pipeline - 1.6%
Enterprise Products Partners LP	2,665	$62,201
EQM Midstream Partners LP	1,326	23,020

		$85,221
Other Banks & Diversified Financials - 4.2%
Banco Macro S.A., ADR	316	$9,158
Citigroup, Inc.	1,331	84,465
DBS Group Holdings Ltd.	3,800	66,357
ORIX Corp.	1,500	23,939
Sberbank of Russia PJSC, ADR	2,603	36,920

		$220,839
Pharmaceuticals - 6.7%
Bayer AG	898	$65,014
Eli Lilly & Co.	714	90,057
Novartis AG	228	19,141
Novo Nordisk A.S., “B”	711	42,257
Pfizer, Inc.	657	21,957
Roche Holding AG	340	110,821

		$349,247
Precious Metals & Minerals - 0.3%
Impala Platinum Holdings Ltd.	1,880	$15,215

Printing & Publishing - 0.7%
Transcontinental, Inc., “A”	2,891	$34,935

Railroad & Shipping - 0.8%
Kansas City Southern Co.	133	$20,040
Sankyu, Inc.	500	21,224

		$41,264
Real Estate - 3.7%
Daiwa House Industry Co. Ltd.	2,000	$55,066
Spirit Realty Capital, Inc., REIT	316	14,378
STORE Capital Corp., REIT	1,804	59,280
Unibail-Rodamco-Westfield, REIT	514	62,044

		$190,768

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 3.3%
Greggs PLC	2,155	$58,108
Starbucks Corp.	705	55,293
U.S. Foods Holding Corp. (a)	1,815	61,057

		$174,458
Specialty Chemicals - 1.2%
Akzo Nobel N.V.	170	$13,648
Linde PLC	270	51,124

		$64,772
Specialty Stores - 3.3%
Amazon.com, Inc. (a)	19	$35,791
AutoZone, Inc. (a)	43	44,398
Best Buy Co., Inc.	225	17,021
Target Corp.	717	73,851

		$171,061
Telecommunications - Wireless - 2.2%
KDDI Corp.	2,600	$73,477
Vodafone Group PLC	24,683	43,107

		$116,584
Telephone Services - 0.5%
Hellenic Telecommunications Organization S.A.	1,749	$24,819

Tobacco - 2.4%
British American Tobacco PLC	906	$36,004
Japan Tobacco, Inc.	3,000	59,494
Philip Morris International, Inc.	365	29,883

		$125,381
Utilities - Electric Power - 3.0%
CLP Holdings Ltd.	5,000	$52,685
Exelon Corp.	612	26,383
NextEra Energy Partners LP	418	24,106
Southern Co.	428	25,834
Vistra Energy Corp.	1,540	29,614

		$158,622
Total Common Stocks (Identified Cost, $4,668,311)		$5,162,081

Preferred Stocks - 0.3%
Electronics - 0.3%
Samsung Electronics Co. Ltd. (Identified Cost, $14,536)	435	$16,515

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 3.5%
Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $183,798)	183,799	$183,817

Other Assets, Less Liabilities - (2.4)%		(126,037)
Net Assets - 100.0%		$5,236,376

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $183,817 and $5,178,596, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $4,682,847)	$5,178,596
Investments in affiliated issuers, at value (identified cost, $183,798)	183,817
Receivables for
Fund shares sold	860
Dividends	15,497
Receivable from investment adviser	21,615
Other assets	118
Total assets	$5,400,503

Liabilities
Payables for
Investments purchased	$80,535
Fund shares reacquired	8,612
Payable to affiliates
Administrative services fee	144
Shareholder servicing costs	1,034
Distribution and service fees	55
Payable for independent Trustees’ compensation	114
Accrued expenses and other liabilities	73,633
Total liabilities	$164,127
Net assets	$5,236,376

Net assets consist of
Paid-in capital	$4,693,353
Total distributable earnings (loss)	543,023
Net assets	$5,236,376
Shares of beneficial interest outstanding	472,175

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,071,273	96,837	$11.06
Class B	97,599	8,831	11.05
Class C	177,754	16,072	11.06
Class I	310,212	27,937	11.10
Class R1	65,348	5,906	11.07
Class R2	66,821	6,029	11.08
Class R3	67,570	6,092	11.09
Class R4	68,327	6,156	11.10
Class R6	3,311,472	298,315	11.10

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.73 [100 / 94.25 x $11.06]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$55,389
Dividends from affiliated issuers	778
Other	112
Foreign taxes withheld	(2,636)
Total investment income	$53,643
Expenses
Management fee	$13,699
Distribution and service fees	3,431
Shareholder servicing costs	1,243
Administrative services fee	8,701
Independent Trustees’ compensation	620
Custodian fee	6,726
Shareholder communications	3,848
Audit and tax fees	32,083
Legal fees	43
Registration fees	59,551
Miscellaneous	14,724
Total expenses	$144,669
Reduction of expenses by investment adviser	(124,469)
Net expenses	$20,200
Net investment income (loss)	$33,443

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$44,648
Affiliated issuers	(2)
Foreign currency	(3)
Net realized gain (loss)	$44,643
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,933)
Affiliated issuers	1
Translation of assets and liabilities in foreign currencies	52
Net unrealized gain (loss)	$(2,880)
Net realized and unrealized gain (loss)	$41,763
Change in net assets from operations	$75,206

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$33,443	$104,561
Net realized gain (loss)	44,643	193,047
Net unrealized gain (loss)	(2,880)	(495,352)
Change in net assets from operations	$75,206	$(197,744)
Total distributions to shareholders	$(222,002)	$(532,030)
Change in net assets from fund share transactions	$350,529	$(57,206)
Total change in net assets	$203,733	$(786,980)

Net assets
At beginning of period	5,032,643	5,819,623
At end of period	$5,236,376	$5,032,643

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.32		$13.06	$12.35	$10.46	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.22	$0.22	$0.19	$0.20
Net realized and unrealized gain (loss)	0.16		(0.78)	0.88	1.88	0.32
Total from investment operations	$0.22		$(0.56)	$1.10	$2.07	$0.52

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.22)	$(0.19)	$(0.18)	$(0.04)
From net realized gain	(0.31)		(0.96)	(0.20)	—	(0.02)
Total distributions declared to shareholders	$(0.48)		$(1.18)	$(0.39)	$(0.18)	$(0.06)
Net asset value, end of period (x)	$11.06		$11.32	$13.06	$12.35	$10.46
Total return (%) (r)(s)(t)(x)	1.54	(n)	(3.38)	9.05	20.07	5.22	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.42	(a)	5.63	5.26	5.22	6.02	(a)
Expenses after expense reductions (f)	0.88	(a)	0.89	0.88	0.88	0.86	(a)
Net investment income (loss)	1.07	(a)(l)	1.90	1.70	1.63	2.08	(a)
Portfolio turnover	20	(n)	46	48	55	46	(n)
Net assets at end of period (000 omitted)	$1,071		$975	$910	$474	$168

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.27		$12.99	$12.29	$10.41	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.14	$0.11	$0.09	$0.11
Net realized and unrealized gain (loss)	0.15		(0.78)	0.89	1.89	0.34
Total from investment operations	$0.17		$(0.64)	$1.00	$1.98	$0.45

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.12)	$(0.10)	$(0.10)	$(0.02)
From net realized gain	(0.31)		(0.96)	(0.20)	—	(0.02)
Total distributions declared to shareholders	$(0.39)		$(1.08)	$(0.30)	$(0.10)	$(0.04)
Net asset value, end of period (x)	$11.05		$11.27	$12.99	$12.29	$10.41
Total return (%) (r)(s)(t)(x)	1.22	(n)	(4.16)	8.24	19.12	4.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.18	(a)	6.40	5.94	6.05	7.17	(a)
Expenses after expense reductions (f)	1.63	(a)	1.64	1.64	1.64	1.61	(a)
Net investment income (loss)	0.32	(a)(l)	1.21	0.86	0.79	1.19	(a)
Portfolio turnover	20	(n)	46	48	55	46	(n)
Net assets at end of period (000 omitted)	$98		$97	$77	$64	$52

	Six months ended 2/29/20		Year ended
Class C			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.28		$12.98	$12.28	$10.41	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.13	$0.12	$0.09	$0.13
Net realized and unrealized gain (loss)	0.14		(0.76)	0.88	1.89	0.32
Total from investment operations	$0.16		$(0.63)	$1.00	$1.98	$0.45

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.11)	$(0.10)	$(0.11)	$(0.02)
From net realized gain	(0.31)		(0.96)	(0.20)	—	(0.02)
Total distributions declared to shareholders	$(0.38)		$(1.07)	$(0.30)	$(0.11)	$(0.04)
Net asset value, end of period (x)	$11.06		$11.28	$12.98	$12.28	$10.41
Total return (%) (r)(s)(t)(x)	1.15	(n)	(4.10)	8.23	19.14	4.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.18	(a)	6.36	6.01	6.06	6.81	(a)
Expenses after expense reductions (f)	1.63	(a)	1.64	1.64	1.64	1.61	(a)
Net investment income (loss)	0.33	(a)(l)	1.12	0.96	0.78	1.37	(a)
Portfolio turnover	20	(n)	46	48	55	46	(n)
Net assets at end of period (000 omitted)	$178		$176	$219	$133	$104

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.37		$13.11	$12.38	$10.47	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.23	$0.19	$0.22	$0.24
Net realized and unrealized gain (loss)	0.15		(0.77)	0.95	1.89	0.30
Total from investment operations	$0.23		$(0.54)	$1.14	$2.11	$0.54

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.24)	$(0.21)	$(0.20)	$(0.05)
From net realized gain	(0.31)		(0.96)	(0.20)	—	(0.02)
Total distributions declared to shareholders	$(0.50)		$(1.20)	$(0.41)	$(0.20)	$(0.07)
Net asset value, end of period (x)	$11.10		$11.37	$13.11	$12.38	$10.47
Total return (%) (r)(s)(t)(x)	1.67	(n)	(3.19)	9.35	20.42	5.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.18	(a)	5.33	4.63	4.94	4.99	(a)
Expenses after expense reductions (f)	0.63	(a)	0.64	0.64	0.64	0.61	(a)
Net investment income (loss)	1.33	(a)(l)	1.95	1.45	1.94	2.50	(a)
Portfolio turnover	20	(n)	46	48	55	46	(n)
Net assets at end of period (000 omitted)	$310		$313	$633	$1,959	$924

	Six months ended 2/29/20		Year ended
Class R1			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.29		$13.00	$12.29	$10.41	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.13	$0.11	$0.09	$0.11
Net realized and unrealized gain (loss)	0.15		(0.76)	0.89	1.89	0.34
Total from investment operations	$0.17		$(0.63)	$1.00	$1.98	$0.45

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.12)	$(0.09)	$(0.10)	$(0.02)
From net realized gain	(0.31)		(0.96)	(0.20)	—	(0.02)
Total distributions declared to shareholders	$(0.39)		$(1.08)	$(0.29)	$(0.10)	$(0.04)
Net asset value, end of period (x)	$11.07		$11.29	$13.00	$12.29	$10.41
Total return (%) (r)(s)(t)(x)	1.20	(n)	(4.08)	8.25	19.12	4.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.17	(a)	6.38	5.92	6.06	7.17	(a)
Expenses after expense reductions (f)	1.63	(a)	1.64	1.64	1.64	1.61	(a)
Net investment income (loss)	0.33	(a)(l)	1.13	0.84	0.78	1.19	(a)
Portfolio turnover	20	(n)	46	48	55	46	(n)
Net assets at end of period (000 omitted)	$65		$65	$67	$62	$52

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.33		$13.05	$12.34	$10.44	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.19	$0.17	$0.14	$0.16
Net realized and unrealized gain (loss)	0.15		(0.77)	0.89	1.91	0.33
Total from investment operations	$0.20		$(0.58)	$1.06	$2.05	$0.49

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.18)	$(0.15)	$(0.15)	$(0.03)
From net realized gain	(0.31)		(0.96)	(0.20)	—	(0.02)
Total distributions declared to shareholders	$(0.45)		$(1.14)	$(0.35)	$(0.15)	$(0.05)
Net asset value, end of period (x)	$11.08		$11.33	$13.05	$12.34	$10.44
Total return (%) (r)(s)(t)(x)	1.39	(n)	(3.57)	8.71	19.82	4.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.68	(a)	5.88	5.42	5.56	6.67	(a)
Expenses after expense reductions (f)	1.13	(a)	1.14	1.14	1.14	1.11	(a)
Net investment income (loss)	0.82	(a)(l)	1.63	1.34	1.28	1.69	(a)
Portfolio turnover	20	(n)	46	48	55	46	(n)
Net assets at end of period (000 omitted)	$67		$66	$68	$63	$52

	Six months ended 2/29/20		Year ended
Class R3			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.35		$13.08	$12.36	$10.46	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.22	$0.20	$0.17	$0.19
Net realized and unrealized gain (loss)	0.16		(0.78)	0.90	1.90	0.33
Total from investment operations	$0.22		$(0.56)	$1.10	$2.07	$0.52

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.21)	$(0.18)	$(0.17)	$(0.04)
From net realized gain	(0.31)		(0.96)	(0.20)	—	(0.02)
Total distributions declared to shareholders	$(0.48)		$(1.17)	$(0.38)	$(0.17)	$(0.06)
Net asset value, end of period (x)	$11.09		$11.35	$13.08	$12.36	$10.46
Total return (%) (r)(s)(t)(x)	1.53	(n)	(3.36)	9.03	20.06	5.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.43	(a)	5.63	5.17	5.31	6.41	(a)
Expenses after expense reductions (f)	0.88	(a)	0.89	0.89	0.89	0.86	(a)
Net investment income (loss)	1.08	(a)(l)	1.87	1.59	1.53	1.94	(a)
Portfolio turnover	20	(n)	46	48	55	46	(n)
Net assets at end of period (000 omitted)	$68		$67	$69	$63	$53

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.37		$13.11	$12.38	$10.48	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.25	$0.24	$0.20	$0.21
Net realized and unrealized gain (loss)	0.15		(0.79)	0.90	1.90	0.34
Total from investment operations	$0.23		$(0.54)	$1.14	$2.10	$0.55

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.24)	$(0.21)	$(0.20)	$(0.05)
From net realized gain	(0.31)		(0.96)	(0.20)	—	(0.02)
Total distributions declared to shareholders	$(0.50)		$(1.20)	$(0.41)	$(0.20)	$(0.07)
Net asset value, end of period (x)	$11.10		$11.37	$13.11	$12.38	$10.48
Total return (%) (r)(s)(t)(x)	1.67	(n)	(3.14)	9.35	20.31	5.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.18	(a)	5.38	4.92	5.06	6.16	(a)
Expenses after expense reductions (f)	0.63	(a)	0.64	0.64	0.64	0.61	(a)
Net investment income (loss)	1.32	(a)(l)	2.12	1.84	1.78	2.19	(a)
Portfolio turnover	20	(n)	46	48	55	46	(n)
Net assets at end of period (000 omitted)	$68		$67	$69	$63	$53

	Six months ended 2/29/20		Year ended
Class R6			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.37		$13.12	$12.39	$10.48	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.25	$0.25	$0.21	$0.21
Net realized and unrealized gain (loss)	0.16		(0.79)	0.90	1.90	0.34
Total from investment operations	$0.24		$(0.54)	$1.15	$2.11	$0.55

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.25)	$(0.22)	$(0.20)	$(0.05)
From net realized gain	(0.31)		(0.96)	(0.20)	—	(0.02)
Total distributions declared to shareholders	$(0.51)		$(1.21)	$(0.42)	$(0.20)	$(0.07)
Net asset value, end of period (x)	$11.10		$11.37	$13.12	$12.39	$10.48
Total return (%) (r)(s)(t)(x)	1.71	(n)	(3.12)	9.41	20.42	5.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.14	(a)	5.32	4.84	5.01	6.16	(a)
Expenses after expense reductions (f)	0.60	(a)	0.59	0.55	0.59	0.60	(a)
Net investment income (loss)	1.36	(a)(l)	2.13	1.93	1.84	2.20	(a)
Portfolio turnover	20	(n)	46	48	55	46	(n)
Net assets at end of period (000 omitted)	$3,311		$3,209	$3,707	$3,376	$2,742

See Notes to Financial Statements

20

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Global Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

22

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

23

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,880,079	$51,124	$—	$2,931,203
Japan	—	415,035	—	415,035
France	—	295,312	—	295,312
Switzerland	—	293,151	—	293,151
United Kingdom	—	206,133	—	206,133
South Korea	—	175,715	—	175,715
Canada	155,001	—	—	155,001
Taiwan	108,865	19,053	—	127,918
China	—	104,062	—	104,062
Other Countries	58,918	416,148	—	475,066
Mutual Funds	183,817	—	—	183,817
Total	$3,386,680	$1,975,733	$—	$5,362,413

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

24

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$195,021
Long-term capital gains	337,009
Total distributions	$532,030

25

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$4,882,840
Gross appreciation	819,615

Gross depreciation	(340,042)
Net unrealized appreciation (depreciation)	$479,573

As of 8/31/19

Undistributed ordinary income	64,555
Undistributed long-term capital gain	139,579
Other temporary differences	957
Net unrealized appreciation (depreciation)	484,728

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$42,752	$91,900
Class B	3,366	6,362
Class C	6,011	16,224
Class I	13,565	50,229
Class R1	2,233	5,584
Class R2	2,602	5,974
Class R3	2,792	6,174
Class R4	2,985	6,376
Class R6	145,696	343,207
Total	$222,002	$532,030

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

26

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $278, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2020. For the six months ended February 29, 2020, this reduction amounted to $124,191, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $347 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,353
Class B	0.75%	0.25%	1.00%	1.00%	519
Class C	0.75%	0.25%	1.00%	1.00%	945
Class R1	0.75%	0.25%	1.00%	1.00%	347
Class R2	0.25%	0.25%	0.50%	0.50%	178
Class R3	—	0.25%	0.25%	0.25%	89
Total Distribution and Service Fees					$3,431

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

27

Notes to Financial Statements (unaudited) – continued

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the six months ended February 29, 2020.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended February 29, 2020.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $353, which equated to 0.0129% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $890.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.3176% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

On March 13, 2019, MFS redeemed 44,092 shares of Class R6 for an aggregate amount of $500,000.

At February 29, 2020, MFS held approximately 67% of the outstanding shares of Class B, 92% of the outstanding shares of Class R6, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

28

Notes to Financial Statements (unaudited) – continued

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2020, this reimbursement amounted to $97, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short-term obligations, aggregated $1,230,377 and $1,065,971, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	11,806	$141,967	36,641	$429,217
Class B	—	—	2,220	23,726
Class C	39	469	2,432	27,363
Class I	1,458	17,868	1,727	22,382
Class R6	6,449	77,767	12,407	141,409
	19,752	$238,071	55,427	$644,097

Shares issued to shareholders in reinvestment of distributions
Class A	3,519	$42,752	8,931	$91,900
Class B	277	3,366	618	6,362
Class C	494	6,011	1,575	16,224
Class I	1,114	13,565	4,867	50,229
Class R1	183	2,233	542	5,584
Class R2	214	2,602	579	5,974
Class R3	229	2,792	599	6,174
Class R4	245	2,985	618	6,376
Class R6	11,962	145,696	33,289	343,207
	18,237	$222,002	51,618	$532,030

Shares reacquired
Class A	(4,588)	$(54,945)	(29,135)	$(339,319)
Class B	(15)	(184)	(168)	(1,884)
Class C	(45)	(550)	(5,293)	(61,585)
Class I	(2,157)	(26,118)	(27,405)	(306,925)
Class R6	(2,304)	(27,747)	(46,110)	(523,620)
	(9,109)	$(109,544)	(108,111)	$(1,233,333)

29

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	10,737	$129,774	16,437	$181,798
Class B	262	3,182	2,670	28,204
Class C	488	5,930	(1,286)	(17,998)
Class I	415	5,315	(20,811)	(234,314)
Class R1	183	2,233	542	5,584
Class R2	214	2,602	579	5,974
Class R3	229	2,792	599	6,174
Class R4	245	2,985	618	6,376
Class R6	16,107	195,716	(414)	(39,004)
	28,880	$350,529	(1,066)	$(57,206)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $15 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$156,608	$407,656	$380,446	$(2)	$1	$183,817

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$778	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

31

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

32

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 29, 2020

MFS® Blended Research® International Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BRX-SEM

MFS® Blended Research®

International Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Roche Holding AG	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.3%
Samsung Electronics Co. Ltd.	2.2%
Novartis AG	2.2%
Schneider Electric S.A.	2.0%
LVMH Moet Hennessy Louis Vuitton SE	1.9%
Zurich Insurance Group AG	1.8%
KDDI Corp.	1.8%
Olympus Corp.	1.7%
Hitachi Ltd.	1.6%

GICS equity sectors (g)
Financials	20.4%
Industrials	11.1%
Information Technology	11.0%
Consumer Discretionary	10.9%
Health Care	10.0%
Consumer Staples	9.5%
Communication Services	6.6%
Materials	5.8%
Energy	5.1%
Real Estate	3.9%
Utilities	3.1%

Issuer country weightings (x)
Japan	16.8%
France	10.5%
United Kingdom	9.0%
Switzerland	8.3%
China	8.1%
Canada	5.1%
Australia	4.9%
South Korea	4.5%
Germany	3.5%
Other Countries	29.3%

Currency exposure weightings (y)
Euro	21.0%
Japanese Yen	16.8%
British Pound Sterling	9.0%
Hong Kong Dollar	8.8%
Swiss Franc	8.3%
Australian Dollar	4.9%
United States Dollar	4.9%
South Korean Won	4.5%
Canadian Dollar	3.5%
Other Currencies	18.3%

2

Portfolio Composition – continued

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)

Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	0.89%	$1,000.00	$1,018.98	$4.47
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
B	Actual	1.64%	$1,000.00	$1,015.09	$8.22
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
C	Actual	1.64%	$1,000.00	$1,015.16	$8.22
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
I	Actual	0.64%	$1,000.00	$1,020.53	$3.22
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
R1	Actual	1.64%	$1,000.00	$1,015.49	$8.22
	Hypothetical (h)	1.64%	$1,000.00	$1,016.71	$8.22
R2	Actual	1.14%	$1,000.00	$1,018.28	$5.72
	Hypothetical (h)	1.14%	$1,000.00	$1,019.19	$5.72
R3	Actual	0.89%	$1,000.00	$1,019.05	$4.47
	Hypothetical (h)	0.89%	$1,000.00	$1,020.44	$4.47
R4	Actual	0.64%	$1,000.00	$1,020.47	$3.22
	Hypothetical (h)	0.64%	$1,000.00	$1,021.68	$3.22
R6	Actual	0.54%	$1,000.00	$1,020.44	$2.71
	Hypothetical (h)	0.54%	$1,000.00	$1,022.18	$2.72

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 96.7%
Airlines - 0.9%
Air Canada (a)	79,737	$2,034,638
Malaysia Airports Holdings Berhad	455,200	714,257

		$2,748,895
Alcoholic Beverages - 0.6%
China Resources Beer Holdings Co. Ltd.	158,000	$736,364
Kweichow Moutai Co. Ltd., “A”	6,560	999,687

		$1,736,051
Apparel Manufacturers - 3.6%
Adidas AG	15,743	$4,386,296
Burberry Group PLC	39,621	865,564
LVMH Moet Hennessy Louis Vuitton SE	14,139	5,833,447

		$11,085,307
Automotive - 3.9%
D’Ieteren S.A.	26,093	$1,528,075
Kia Motors Corp.	36,043	1,089,392
Koito Manufacturing Co. Ltd.	16,400	660,919
Magna International, Inc.	82,273	3,769,749
PSA Peugeot Citroen S.A.	126,287	2,462,472
Stanley Electric Co. Ltd.	63,800	1,550,161
USS Co. Ltd.	50,400	794,422

		$11,855,190
Brokerage & Asset Managers - 0.7%
ASX Ltd.	16,579	$789,221
IG Group Holdings PLC	154,455	1,339,136

		$2,128,357
Business Services - 2.5%
Auto Trader Group PLC	106,007	$715,344
CGI, Inc. (a)	8,031	565,463
Infosys Ltd.	192,833	1,945,908
IPH Ltd.	104,973	567,563
Itochu Corp.	90,800	2,064,250
Superior Plus Corp.	147,722	1,103,857
Thomson Reuters Corp.	10,473	780,029

		$7,742,414

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 0.8%
Mitsubishi Chemical Holdings Corp.	343,200	$2,298,298

Computer Software - 0.6%
Check Point Software Technologies Ltd. (a)	18,205	$1,889,679

Computer Software - Systems - 4.0%
Amadeus IT Group S.A.	12,545	$888,848
Fujitsu Ltd.	44,300	4,675,149
Hitachi Ltd.	143,100	4,800,000
NICE Systems Ltd., ADR (a)	11,937	1,955,639

		$12,319,636
Conglomerates - 0.2%
First Pacific Co. Ltd.	2,616,000	$737,921

Construction - 0.9%
Anhui Conch Cement Co. Ltd.	274,500	$2,030,140
Techtronic Industries Co. Ltd.	99,000	809,274

		$2,839,414
Consumer Products - 1.9%
Essity AB	103,108	$3,091,987
L’Oréal	10,534	2,833,072

		$5,925,059
Consumer Services - 1.5%
Carsales.com Ltd.	186,655	$1,931,180
Moneysupermarket.com Group PLC	503,114	2,017,961
TUI AG	62,221	490,682

		$4,439,823
Containers - 0.7%
Brambles Ltd.	291,759	$2,245,887

Electrical Equipment - 3.6%
Legrand S.A.	45,098	$3,481,635
Philips Lighting N.V. (n)	56,388	1,685,663
Schneider Electric SE	58,821	5,995,226

		$11,162,524
Electronics - 4.8%
Hoya Corp.	9,200	$815,375
Samsung Electronics Co. Ltd.	150,153	6,792,925
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	132,989	7,160,128

		$14,768,428

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 0.2%
CNOOC Ltd.	350,000	$482,663

Energy - Integrated - 5.0%
BP PLC	926,198	$4,797,526
China Petroleum & Chemical Corp.	5,688,000	2,951,661
Eni S.p.A.	250,406	3,099,902
Galp Energia SGPS S.A., “B”	163,361	2,242,429
LUKOIL PJSC, ADR	24,966	2,155,564

		$15,247,082
Engineering - Construction - 0.3%
Bouygues S.A.	26,155	$1,041,233

Entertainment - 0.9%
CTS Eventim AG	50,378	$2,664,574

Food & Beverages - 2.6%
AVI Ltd.	207,293	$972,814
JBS S.A.	336,212	1,706,660
Nestle S.A.	45,077	4,670,290
WH Group Ltd.	643,000	659,971

		$8,009,735
Food & Drug Stores - 2.0%
Seven & I Holdings Co. Ltd.	84,100	$2,871,816
Tesco PLC	560,746	1,656,324
Wesfarmers Ltd.	62,119	1,621,811

		$6,149,951
Gaming & Lodging - 0.5%
Genting Berhad	1,282,300	$1,505,904

Health Maintenance Organizations - 0.3%
Qualicorp S.A.	129,100	$988,769

Insurance - 5.6%
Aegon N.V.	168,955	$576,634
Aviva PLC	292,438	1,342,006
BB Seguridade Participacoes S.A.	280,700	1,999,216
China Pacific Insurance Co. Ltd.	777,400	2,582,745
Fairfax Financial Holdings Ltd.	2,941	1,266,914
Manulife Financial Corp.	238,939	4,015,991
Zurich Insurance Group AG	14,088	5,482,607

		$17,266,113

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 0.8%
Alibaba Group Holding Ltd., ADR (a)	5,474	$1,138,592
Tencent Holdings Ltd.	26,500	1,307,123

		$2,445,715
Machinery & Tools - 2.3%
Atlas Copco AB, “A”	91,848	$3,296,675
Doosan Bobcat, Inc.	114,497	2,710,741
Weichai Power Co. Ltd., “H”	578,000	1,147,860

		$7,155,276
Major Banks - 8.3%
ABSA Group Ltd.	254,108	$2,176,469
Banco do Brasil S.A.	130,500	1,367,479
Bank of China Ltd.	2,364,000	940,411
BNP Paribas	92,185	4,504,314
BOC Hong Kong Holdings Ltd.	334,500	1,155,812
China Construction Bank	4,608,000	3,753,864
Gentera S.A.B. de C.V.	671,835	644,768
Industrial & Commercial Bank of China, “H”	2,350,000	1,619,329
National Australia Bank Ltd.	270,295	4,363,443
Nedbank Group Ltd.	99,398	1,158,062
Sumitomo Mitsui Financial Group, Inc.	116,600	3,747,849

		$25,431,800
Medical & Health Technology & Services - 0.7%
Eurofins Scientific	1,400	$706,238
Sonic Healthcare Ltd.	76,294	1,414,154

		$2,120,392
Medical Equipment - 1.7%
Olympus Corp.	291,400	$5,270,445

Metals & Mining - 2.6%
Anglo American PLC	29,244	$679,564
Fortescue Metals Group Ltd.	346,167	2,258,209
Kumba Iron Ore Ltd.	14,883	278,144
POSCO	8,912	1,432,074
Rio Tinto PLC	71,805	3,365,447

		$8,013,438
Natural Gas - Distribution - 0.4%
ENGIE S.A.	69,548	$1,163,990

Network & Telecom - 0.7%
VTech Holdings Ltd.	225,600	$1,982,583

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 5.6%
Banco Macro S.A., ADR	18,568	$538,101
DBS Group Holdings Ltd.	242,900	4,241,625
Hana Financial Group, Inc.	25,602	661,921
Intesa Sanpaolo S.p.A.	1,840,108	4,480,948
ORIX Corp.	198,600	3,169,567
REC Ltd.	355,763	578,554
Sberbank of Russia PJSC, ADR	205,252	2,911,185
Turkiye Garanti Bankasi A.S. (a)	387,926	612,952

		$17,194,853
Pharmaceuticals - 7.0%
Bayer AG	48,914	$3,541,310
Novartis AG	79,336	6,660,197
Novo Nordisk A.S., “B”	43,889	2,608,475
Roche Holding AG	26,285	8,567,451

		$21,377,433
Precious Metals & Minerals - 0.4%
Impala Platinum Holdings Ltd.	135,999	$1,100,642

Printing & Publishing - 0.4%
Transcontinental, Inc., “A”	112,895	$1,364,244

Railroad & Shipping - 1.4%
East Japan Railway Co.	34,300	$2,639,157
Sankyu, Inc.	36,200	1,536,595

		$4,175,752
Real Estate - 3.9%
Daito Trust Construction Co. Ltd.	12,000	$1,235,246
Daiwa House Industry Co. Ltd.	137,500	3,785,799
Longfor Properties Co. Ltd.	762,000	3,553,947
Unibail-Rodamco-Westfield, REIT	22,272	2,688,415
Wheelock & Co. Ltd.	94,000	720,093

		$11,983,500
Restaurants - 0.5%
Greggs PLC	53,618	$1,445,781

Specialty Chemicals - 1.4%
Akzo Nobel N.V.	24,014	$1,927,925
L’Air Liquide S.A.	9,905	1,351,614
PTT Global Chemical PLC	804,700	1,051,937

		$4,331,476

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 0.7%
K’s Holdings Corp.	61,000	$671,306
Vipshop Holdings Ltd., ADR (a)	124,216	1,593,691

		$2,264,997
Telecommunications - Wireless - 3.3%
Advanced Info Service Public Co. Ltd.	203,500	$1,296,260
KDDI Corp.	192,700	5,445,777
Vodafone Group PLC	2,011,242	3,512,474

		$10,254,511
Telephone Services - 1.1%
Hellenic Telecommunications Organization S.A.	171,401	$2,432,288
PT XL Axiata Tbk (a)	4,521,900	816,290

		$3,248,578
Tobacco - 2.9%
British American Tobacco PLC	105,616	$4,197,157
Imperial Tobacco Group PLC	63,482	1,285,153
Japan Tobacco, Inc.	175,700	3,484,392

		$8,966,702
Utilities - Electric Power - 2.0%
Algonquin Power & Utilities Corp.	57,667	$876,444
Iberdrola S.A.	250,141	2,863,027
NTPC Ltd.	1,713,500	2,537,843

		$6,277,314
Total Common Stocks (Identified Cost, $297,481,828)		$296,848,329

Preferred Stocks - 0.7%
Electronics - 0.4%
Samsung Electronics Co. Ltd.	30,218	$1,147,252

Utilities - Electric Power - 0.3%
Companhia Paranaense de Energia	62,600	$1,003,834
Total Preferred Stocks (Identified Cost, $1,853,235)		$2,151,086

Investment Companies (h) - 2.2%
Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $6,718,050)	6,718,021	$6,718,693

Other Assets, Less Liabilities - 0.4%		1,253,340
Net Assets - 100.0%		$306,971,448

11

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $6,718,693 and $298,999,415, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,685,663, representing 0.5% of net assets.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $299,335,063)	$298,999,415
Investments in affiliated issuers, at value (identified cost, $6,718,050)	6,718,693
Foreign currency, at value (identified cost, $653)	656
Receivables for
Fund shares sold	308,299
Dividends	1,205,124
Receivable from investment adviser	10,660
Other assets	1,279
Total assets	$307,244,126

Liabilities
Payables for
Fund shares reacquired	$108,610
Payable to affiliates
Administrative services fee	425
Shareholder servicing costs	45,334
Distribution and service fees	1,732
Payable for independent Trustees’ compensation	776
Deferred country tax expense payable	361
Accrued expenses and other liabilities	115,440
Total liabilities	$272,678
Net assets	$306,971,448

Net assets consist of
Paid-in capital	$317,268,192
Total distributable earnings (loss)	(10,296,744)
Net assets	$306,971,448
Shares of beneficial interest outstanding	29,741,931

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$80,793,061	7,851,459	$10.29
Class B	147,740	14,397	10.26
Class C	229,373	22,399	10.24
Class I	4,295,107	415,869	10.33
Class R1	153,733	15,081	10.19
Class R2	147,765	14,321	10.32
Class R3	60,036	5,787	10.37
Class R4	59,361	5,745	10.33
Class R6	221,085,272	21,396,873	10.33

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.92 [100 / 94.25 x $10.29]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$3,756,733
Dividends from affiliated issuers	27,174
Other	18,776
Foreign taxes withheld	(290,747)
Total investment income	$3,511,936
Expenses
Management fee	$785,439
Distribution and service fees	112,589
Shareholder servicing costs	46,031
Administrative services fee	25,631
Independent Trustees’ compensation	4,886
Custodian fee	53,704
Shareholder communications	4,789
Audit and tax fees	43,968
Legal fees	1,315
Registration fees	63,014
Miscellaneous	17,765
Total expenses	$1,159,131
Reduction of expenses by investment adviser	(150,182)
Net expenses	$1,008,949
Net investment income (loss)	$2,502,987

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $19,582 country tax)	$(2,690,938)
Affiliated issuers	(732)
Foreign currency	4,623
Net realized gain (loss)	$(2,687,047)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $361 increase in deferred country tax)	$5,466,987
Affiliated issuers	352
Translation of assets and liabilities in foreign currencies	(5,961)
Net unrealized gain (loss)	$5,461,378
Net realized and unrealized gain (loss)	$2,774,331
Change in net assets from operations	$5,277,318

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$2,502,987	$8,826,898
Net realized gain (loss)	(2,687,047)	(6,545,805)
Net unrealized gain (loss)	5,461,378	(18,068,842)
Change in net assets from operations	$5,277,318	$(15,787,749)
Total distributions to shareholders	$(9,250,211)	$(17,092,195)
Change in net assets from fund share transactions	$16,767,567	$28,949,353
Total change in net assets	$12,794,674	$(3,930,591)

Net assets
At beginning of period	294,176,774	298,107,365
At end of period	$306,971,448	$294,176,774

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.37		$11.71	$11.85	$9.82	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.30	$0.30	$0.25	$0.25
Net realized and unrealized gain (loss)	0.15		(1.01)	(0.12)	1.82	(0.32)
Total from investment operations	$0.22		$(0.71)	$0.18	$2.07	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.26)	$(0.18)	$(0.04)	$(0.06)
From net realized gain	—		(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.30)		$(0.63)	$(0.32)	$(0.04)	$(0.11)
Net asset value, end of period (x)	$10.29		$10.37	$11.71	$11.85	$9.82
Total return (%) (r)(s)(t)(x)	1.90	(n)	(5.67)	1.47	21.15	(0.64	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	0.99	0.98	5.84	(a)
Expenses after expense reductions (f)	0.89	(a)	0.89	0.89	0.89	0.89	(a)
Net investment income (loss)	1.36	(a)(l)	2.80	2.49	2.34	2.70	(a)
Portfolio turnover	29	(n)	58	69	63	64	(n)
Net assets at end of period (000 omitted)	$80,793		$84,917	$88,168	$535	$139

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.32		$11.64	$11.75	$9.78	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.24	$0.20	$0.16	$0.15
Net realized and unrealized gain (loss)	0.15		(1.02)	(0.11)	1.81	(0.28)
Total from investment operations	$0.18		$(0.78)	$0.09	$1.97	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.17)	$(0.06)	$—	$(0.04)
From net realized gain	—		(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.24)		$(0.54)	$(0.20)	$—	$(0.09)
Net asset value, end of period (x)	$10.26		$10.32	$11.64	$11.75	$9.78
Total return (%) (r)(s)(t)(x)	1.51	(n)	(6.41)	0.73	20.14	(1.27	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.75	1.74	1.73	7.12	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.64	1.63	(a)
Net investment income (loss)	0.60	(a)(l)	2.28	1.63	1.51	1.64	(a)
Portfolio turnover	29	(n)	58	69	63	64	(n)
Net assets at end of period (000 omitted)	$148		$152	$97	$109	$54

	Six months ended 2/29/20		Year ended
Class C			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.28		$11.59	$11.75	$9.78	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.22	$0.21	$0.16	$0.16
Net realized and unrealized gain (loss)	0.15		(1.00)	(0.11)	1.81	(0.29)
Total from investment operations	$0.18		$(0.78)	$0.10	$1.97	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.16)	$(0.12)	$—	$(0.04)
From net realized gain	—		(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.22)		$(0.53)	$(0.26)	$—	$(0.09)
Net asset value, end of period (x)	$10.24		$10.28	$11.59	$11.75	$9.78
Total return (%) (r)(s)(t)(x)	1.52	(n)	(6.42)	0.74	20.14	(1.27	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.75	1.75	1.73	7.03	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.64	1.63	(a)
Net investment income (loss)	0.61	(a)(l)	2.04	1.73	1.54	1.70	(a)
Portfolio turnover	29	(n)	58	69	63	64	(n)
Net assets at end of period (000 omitted)	$229		$240	$284	$133	$59

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.42		$11.77	$11.88	$9.84	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.31	$0.31	$0.29	$0.33
Net realized and unrealized gain (loss)	0.15		(1.00)	(0.10)	1.80	(0.37)
Total from investment operations	$0.24		$(0.69)	$0.21	$2.09	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.29)	$(0.18)	$(0.05)	$(0.07)
From net realized gain	—		(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.33)		$(0.66)	$(0.32)	$(0.05)	$(0.12)
Net asset value, end of period (x)	$10.33		$10.42	$11.77	$11.88	$9.84
Total return (%) (r)(s)(t)(x)	2.05	(n)	(5.45)	1.74	21.37	(0.37	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.75	0.74	0.73	4.94	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	0.64	0.64	0.64	(a)
Net investment income (loss)	1.58	(a)(l)	2.89	2.50	2.70	3.65	(a)
Portfolio turnover	29	(n)	58	69	63	64	(n)
Net assets at end of period (000 omitted)	$4,295		$1,652	$1,760	$1,259	$640

	Six months ended 2/29/20		Year ended
Class R1			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.24		$11.63	$11.75	$9.78	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.22	$0.19	$0.15	$0.15
Net realized and unrealized gain (loss)	0.15		(1.01)	(0.10)	1.82	(0.28)
Total from investment operations	$0.18		$(0.79)	$0.09	$1.97	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.23)	$(0.07)	$—	$(0.04)
From net realized gain	—		(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.23)		$(0.60)	$(0.21)	$—	$(0.09)
Net asset value, end of period (x)	$10.19		$10.24	$11.63	$11.75	$9.78
Total return (%) (r)(s)(t)(x)	1.55	(n)	(6.44)	0.72	20.14	(1.27	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.75	1.73	1.72	7.19	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.64	1.63	(a)
Net investment income (loss)	0.58	(a)(l)	2.09	1.54	1.41	1.60	(a)
Portfolio turnover	29	(n)	58	69	63	64	(n)
Net assets at end of period (000 omitted)	$154		$146	$60	$59	$49

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19	8/31/18	8/31/17		8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.38		$11.73	$11.84	$9.81		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.27	$0.29	$0.20		$0.19
Net realized and unrealized gain (loss)	0.15		(1.01)	(0.13)	1.83		(0.28)
Total from investment operations	$0.21		$(0.74)	$0.16	$2.03		$(0.09)

Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.24)	$(0.13)	$(0.00	)(w)	$(0.05)
From net realized gain	—		(0.37)	(0.14)	—		(0.05)
Total distributions declared to shareholders	$(0.27)		$(0.61)	$(0.27)	$(0.00	)(w)	$(0.10)
Net asset value, end of period (x)	$10.32		$10.38	$11.73	$11.84		$9.81
Total return (%) (r)(s)(t)(x)	1.83	(n)	(5.95)	1.27	20.74		(0.82	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.25	1.25	1.22		6.68	(a)
Expenses after expense reductions (f)	1.14	(a)	1.14	1.14	1.14		1.13	(a)
Net investment income (loss)	1.10	(a)(l)	2.54	2.34	1.90		2.11	(a)
Portfolio turnover	29	(n)	58	69	63		64	(n)
Net assets at end of period (000 omitted)	$148		$164	$167	$60		$50

	Six months ended 2/29/20		Year ended
Class R3			8/31/19	8/31/18	8/31/17		8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.45		$11.80	$11.91	$9.84		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.30	$0.28	$0.23		$0.29
Net realized and unrealized gain (loss)	0.16		(1.02)	(0.09)	1.84		(0.34)
Total from investment operations	$0.23		$(0.72)	$0.19	$2.07		$(0.05)

Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.26)	$(0.16)	$—		$(0.06)
From net realized gain	—		(0.37)	(0.14)	—		(0.05)
Total distributions declared to shareholders	$(0.31)		$(0.63)	$(0.30)	$—		$(0.11)
Net asset value, end of period (x)	$10.37		$10.45	$11.80	$11.91		$9.84
Total return (%) (r)(s)(t)(x)	1.91	(n)	(5.72)	1.50	21.04		(0.44	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.00	0.98	0.97		5.94	(a)
Expenses after expense reductions (f)	0.89	(a)	0.89	0.89	0.89		0.87	(a)
Net investment income (loss)	1.33	(a)(l)	2.79	2.29	2.15		3.16	(a)
Portfolio turnover	29	(n)	58	69	63		64	(n)
Net assets at end of period (000 omitted)	$60		$58	$61	$60		$50

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.42		$11.77	$11.88	$9.84	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.33	$0.31	$0.25	$0.24
Net realized and unrealized gain (loss)	0.15		(1.02)	(0.10)	1.84	(0.28)
Total from investment operations	$0.24		$(0.69)	$0.21	$2.09	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.29)	$(0.18)	$(0.05)	$(0.07)
From net realized gain	—		(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.33)		$(0.66)	$(0.32)	$(0.05)	$(0.12)
Net asset value, end of period (x)	$10.33		$10.42	$11.77	$11.88	$9.84
Total return (%) (r)(s)(t)(x)	2.05	(n)	(5.45)	1.74	21.36	(0.37	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.75	0.73	0.72	6.18	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	0.64	0.64	0.63	(a)
Net investment income (loss)	1.59	(a)(l)	3.04	2.54	2.41	2.60	(a)
Portfolio turnover	29	(n)	58	69	63	64	(n)
Net assets at end of period (000 omitted)	$59		$58	$62	$60	$50

	Six months ended 2/29/20		Year ended
Class R6			8/31/19	8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$10.43		$11.78	$11.88	$9.84	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.34	$0.32	$0.26	$0.24
Net realized and unrealized gain (loss)	0.15		(1.02)	(0.09)	1.84	(0.28)
Total from investment operations	$0.24		$(0.68)	$0.23	$2.10	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.30)	$(0.19)	$(0.06)	$(0.07)
From net realized gain	—		(0.37)	(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.34)		$(0.67)	$(0.33)	$(0.06)	$(0.12)
Net asset value, end of period (x)	$10.33		$10.43	$11.78	$11.88	$9.84
Total return (%) (r)(s)(t)(x)	2.04	(n)	(5.33)	1.86	21.41	(0.36	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.65	0.65	0.68	3.06	(a)
Expenses after expense reductions (f)	0.54	(a)	0.54	0.54	0.60	0.60	(a)
Net investment income (loss)	1.69	(a)(l)	3.13	2.60	2.43	2.61	(a)
Portfolio turnover	29	(n)	58	69	63	64	(n)
Net assets at end of period (000 omitted)	$221,085		$206,790	$207,449	$196,685	$163,355

See Notes to Financial Statements

21

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to

23

Notes to Financial Statements (unaudited) – continued

setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source

24

Notes to Financial Statements (unaudited) – continued

and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$671,306	$50,845,217	$—	$51,516,523
France	—	32,061,656	—	32,061,656
United Kingdom	—	27,710,119	—	27,710,119
Switzerland	—	25,380,545	—	25,380,545
China	2,732,283	22,105,794	—	24,838,077
Canada	15,777,329	—	—	15,777,329
Australia	—	15,191,468	—	15,191,468
South Korea	661,921	13,172,384	—	13,834,305
Germany	—	10,592,180	—	10,592,180
Other Countries	25,028,291	57,068,922	—	82,097,213
Mutual Funds	6,718,693	—	—	6,718,693
Total	$51,589,823	$254,128,285	$—	$305,718,108

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

25

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals.

26

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$7,500,165
Long-term capital gains	9,592,030

Total distributions	$17,092,195

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$306,053,113
Gross appreciation	29,908,977

Gross depreciation	(30,243,982)
Net unrealized appreciation (depreciation)	$(335,005)

As of 8/31/19

Undistributed ordinary income	7,026,021
Post-October capital loss deferral	(4,670,339)
Other temporary differences	(50,476)
Net unrealized appreciation (depreciation)	(8,629,057)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$2,350,834	$4,798,715
Class B	3,422	4,279
Class C	4,533	10,851
Class I	51,103	97,467
Class R1	3,314	7,783
Class R2	3,830	8,777
Class R3	1,725	3,262
Class R4	1,860	3,445
Class R6	6,829,590	12,157,616
Total	$9,250,211	$17,092,195

27

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $15,939, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2020. For the six months ended February 29, 2020, this reduction amounted to $134,243, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $478 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

28

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$109,322
Class B	0.75%	0.25%	1.00%	1.00%	803
Class C	0.75%	0.25%	1.00%	1.00%	1,191
Class R1	0.75%	0.25%	1.00%	1.00%	798
Class R2	0.25%	0.25%	0.50%	0.50%	396
Class R3	—	0.25%	0.25%	0.25%	79
Total Distribution and Service Fees					$112,589

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the six months ended February 29, 2020.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$—
Class B	—
Class C	12

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $486, which equated to 0.0003% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $45,545.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on

29

Notes to Financial Statements (unaudited) – continued

average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

On December 14, 2018, MFS redeemed 5,214 shares of Class A for an aggregate amount of $54,118.

At February 29, 2020, MFS held approximately 98% of the outstanding shares of Class R3 and 100% of the outstanding shares of Class R4.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 29, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $100,548. The sales transactions resulted in net realized gains (losses) of $(15,855).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2020, this reimbursement amounted to $17,901, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short-term obligations, aggregated $95,658,138 and $88,038,908, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	2,723,214	$30,322,457	2,480,072	$25,752,781
Class B	—	—	6,820	73,292
Class C	1,376	15,383	7,632	77,887
Class I	286,766	3,246,439	129,773	1,406,786
Class R1	571	6,330	8,502	98,823
Class R2	88	978	654	7,027
Class R3	119	1,318	—	—
Class R6	2,216,101	24,840,810	4,783,747	50,967,030
	5,228,235	$58,433,715	7,417,200	$78,383,626

Shares issued to shareholders in reinvestment of distributions
Class A	3,856	$43,616	6,468	$62,548
Class B	303	3,422	442	4,279
Class C	402	4,533	1,126	10,851
Class I	4,506	51,103	9,951	96,523
Class R1	295	3,314	811	7,783
Class R2	338	3,830	905	8,777
Class R3	151	1,725	334	3,262
Class R4	164	1,860	355	3,445
Class R6	601,726	6,829,590	1,253,362	12,157,616
	611,741	$6,942,993	1,273,754	$12,355,084

Shares reacquired
Class A	(3,067,141)	$(34,137,786)	(1,822,540)	$(19,350,684)
Class B	(672)	(7,445)	(860)	(9,450)
Class C	(2,752)	(29,758)	(9,859)	(104,993)
Class I	(33,970)	(385,068)	(130,649)	(1,380,360)
Class R1	—	—	(234)	(2,338)
Class R2	(1,891)	(20,237)	(24)	(252)
Class R6	(1,255,662)	(14,028,847)	(3,808,748)	(40,941,280)
	(4,362,088)	$(48,609,141)	(5,772,914)	$(61,789,357)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	(340,071)	$(3,771,713)	664,000	$6,464,645
Class B	(369)	(4,023)	6,402	68,121
Class C	(974)	(9,842)	(1,101)	(16,255)
Class I	257,302	2,912,474	9,075	122,949
Class R1	866	9,644	9,079	104,268
Class R2	(1,465)	(15,429)	1,535	15,552
Class R3	270	3,043	334	3,262
Class R4	164	1,860	355	3,445
Class R6	1,562,165	17,641,553	2,228,361	22,183,366
	1,477,888	$16,767,567	2,918,040	$28,949,353

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 15%, 13%, 10%, 9%, 9%, 5%, 5%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $824 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,436,778	$35,489,326	$33,207,031	$(732)	$352	$6,718,693

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$27,174	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 29, 2020

     MFS® Global New Discovery Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

GND-SEM

MFS® Global New Discovery Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
PRA Health Sciences, Inc.	1.5%
CACI International, Inc., “A”	1.5%
WNS (Holdings) Ltd., ADR	1.4%
SS&C Technologies Holdings, Inc.	1.3%
Clarivate Analytics PLC	1.3%
STERIS PLC	1.3%
Bright Horizons Family Solutions, Inc.	1.3%
OBIC Co. Ltd.	1.3%
Everbridge, Inc.	1.2%
QTS Realty Trust, Inc., REIT, “A”	1.2%

GICS equity sectors (g)
Industrials	20.1%
Information Technology	18.2%
Consumer Discretionary	13.2%
Health Care	12.0%
Real Estate	10.4%
Materials	8.4%
Financials	4.8%
Communication Services	4.1%
Consumer Staples	3.7%
Energy	0.4%

Issuer country weightings (x)
United States	53.5%
United Kingdom	9.2%
Germany	6.6%
Japan	5.9%
India	3.7%
France	3.5%
Netherlands	3.3%
Norway	1.5%
Spain	1.4%
Other Countries	11.4%

Currency exposure weightings (y)
United States Dollar	59.1%
Euro	14.2%
British Pound Sterling	8.0%
Japanese Yen	5.9%
Indian Rupee	3.1%
Norwegian Krone	1.5%
Swiss Franc	1.1%
Brazilian Real	1.1%
Taiwan Dollar	0.8%
Other Currencies	5.2%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.

2

Portfolio Composition – continued

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and

(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	1.50%	$1,000.00	$1,019.62	$7.53
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
B	Actual	2.25%	$1,000.00	$1,015.16	$11.27
	Hypothetical (h)	2.25%	$1,000.00	$1,013.67	$11.26
C	Actual	2.25%	$1,000.00	$1,015.16	$11.27
	Hypothetical (h)	2.25%	$1,000.00	$1,013.67	$11.26
I	Actual	1.25%	$1,000.00	$1,020.40	$6.28
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27
R1	Actual	2.25%	$1,000.00	$1,015.16	$11.27
	Hypothetical (h)	2.25%	$1,000.00	$1,013.67	$11.26
R2	Actual	1.75%	$1,000.00	$1,017.82	$8.78
	Hypothetical (h)	1.75%	$1,000.00	$1,016.16	$8.77
R3	Actual	1.50%	$1,000.00	$1,019.09	$7.53
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
R4	Actual	1.25%	$1,000.00	$1,020.93	$6.28
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27
R6	Actual	1.16%	$1,000.00	$1,020.35	$5.83
	Hypothetical (h)	1.16%	$1,000.00	$1,019.10	$5.82

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 95.3%
Aerospace - 5.9%
CACI International, Inc., “A” (a)	3,035	$743,636
FLIR Systems, Inc.	10,023	425,677
LISI Group	14,590	453,502
MTU Aero Engines Holding AG	1,737	424,495
PAE, Inc. (a)	45,320	496,254
Singapore Technologies Engineering Ltd.	125,000	377,911

		$2,921,475
Apparel Manufacturers - 0.8%
Levi Strauss & Co., “A” (l)	24,635	$418,549

Automotive - 5.3%
Copart, Inc. (a)	6,771	$572,014
Hella KGaA Hueck & Co.	4,331	178,973
IAA, Inc. (a)	7,271	310,617
Koito Manufacturing Co. Ltd.	8,300	334,490
LKQ Corp. (a)	17,204	508,894
Plastic Omnium S.A.	9,956	223,419
USS Co. Ltd.	16,100	253,774
Visteon Corp. (a)	3,445	224,063

		$2,606,244
Brokerage & Asset Managers - 1.8%
Euronext N.V.	3,598	$300,376
NASDAQ, Inc.	5,698	584,330

		$884,706
Business Services - 6.4%
AS ONE Corp.	3,800	$284,998
Auto Trader Group PLC	28,763	194,095
Cancom SE	6,272	306,876
Cerved Information Solutions S.p.A.	26,592	252,659
Clarivate Analytics PLC (a)	31,867	648,175
Electrocomponents PLC	38,177	300,725
EVO Payments, Inc., “A” (a)	9,036	228,430
TransUnion	3,009	267,560
WNS (Holdings) Ltd., ADR (a)	10,435	687,040

		$3,170,558
Cable TV - 0.5%
Cable One, Inc.	168	$264,267

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 1.1%
FMC Corp.	5,662	$527,132

Computer Software - 6.3%
Cadence Design Systems, Inc. (a)	4,450	$294,323
Everbridge, Inc. (a)	5,767	609,341
OBIC Co. Ltd.	5,100	626,849
Paylocity Holding Corp. (a)	3,772	488,549
Rakus Co. Ltd.	13,000	185,677
Synopsys, Inc. (a)	3,689	508,824
Zendesk, Inc. (a)	5,116	405,750

		$3,119,313
Computer Software - Systems - 5.3%
Amadeus IT Group S.A.	5,666	$401,452
EPAM Systems, Inc. (a)	1,812	404,438
Linx S.A.	46,800	328,403
Q2 Holdings, Inc. (a)	3,144	236,963
Rapid7, Inc. (a)	7,506	347,528
SS&C Technologies Holdings, Inc.	11,882	659,451
Tech Mahindra Ltd.	22,542	232,518

		$2,610,753
Construction - 4.0%
Lennox International, Inc.	2,348	$535,649
Masco Corp.	8,052	332,709
Mid-America Apartment Communities, Inc., REIT	3,039	392,821
Somfy S.A.	3,686	345,472
Summit Materials, Inc., “A” (a)	18,388	359,301

		$1,965,952
Consumer Products - 0.4%
Dabur India Ltd.	29,882	$206,299

Consumer Services - 2.8%
51job, Inc., ADR (a)	3,023	$226,030
Bright Horizons Family Solutions, Inc. (a)	4,024	632,371
MakeMyTrip Ltd. (a)	12,779	294,045
OneSpaWorld Holdings Ltd. (l)	19,991	244,290

		$1,396,736
Containers - 1.7%
Fuji Seal International, Inc.	11,100	$199,715
Gerresheimer AG	5,911	427,098
Mayr-Melnhof Karton AG	1,672	220,389

		$847,202

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 4.1%
AMETEK, Inc.	4,527	$389,322
HD Supply Holdings, Inc. (a)	12,506	475,478
Littlefuse, Inc.	3,074	490,856
Sensata Technologies Holding PLC (a)	7,710	314,568
Voltronic Power Technology Corp.	16,650	381,849

		$2,052,073
Electronics - 0.7%
Kardex AG	2,299	$361,878

Entertainment - 1.6%
CTS Eventim AG	9,135	$483,165
Manchester United PLC, “A”	16,612	290,544

		$773,709
Food & Beverages - 2.6%
Bakkafrost P/f	7,716	$487,320
Cranswick PLC	13,167	566,991
S Foods, Inc.	11,600	240,193

		$1,294,504
Furniture & Appliances - 0.8%
SEB S.A.	2,824	$378,325

Gaming & Lodging - 1.2%
Shangri-La Asia Ltd.	118,000	$102,796
Wyndham Hotels & Resorts, Inc.	10,115	515,359

		$618,155
General Merchandise - 0.9%
Ollie’s Bargain Outlet Holdings, Inc. (a)	8,918	$453,659

Insurance - 1.5%
Arthur J. Gallagher & Co.	4,683	$456,546
Sony Financial Holdings, Inc.	13,200	262,766

		$719,312
Internet - 1.0%
Rightmove PLC	64,323	$514,540

Leisure & Toys - 0.6%
Thule Group AB	12,826	$279,927

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 3.1%
Aalberts Industries N.V.	8,353	$316,459
IDEX Corp.	2,416	357,568
Ritchie Bros. Auctioneers, Inc.	6,578	261,146
Spirax-Sarco Engineering PLC	3,602	392,142
VAT Group AG	1,470	201,700

		$1,529,015
Medical & Health Technology & Services - 4.9%
Charles River Laboratories International, Inc. (a)	3,294	$512,448
ICON PLC (a)	3,274	510,940
PRA Health Sciences, Inc. (a)	8,097	762,737
Premier, Inc., “A” (a)	8,761	257,836
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	358,128	380,599

		$2,424,560
Medical Equipment - 5.7%
Envista Holdings Corp. (a)	8,044	$204,157
Masimo Corp. (a)	2,549	416,328
Nakanishi, Inc.	18,500	281,270
PerkinElmer, Inc.	6,140	530,742
QIAGEN N.V. (a)	9,447	339,147
Quidel Corp. (a)	5,430	419,413
STERIS PLC	3,987	632,418

		$2,823,475
Network & Telecom - 1.4%
Interxion Holding N.V. (a)	1,159	$98,388
QTS Realty Trust, Inc., REIT, “A”	10,708	601,468

		$699,856
Oil Services - 0.4%
Core Laboratories N.V.	8,179	$219,524

Printing & Publishing - 0.8%
IHS Markit Ltd.	5,244	$373,583

Railroad & Shipping - 1.1%
DFDS A.S.	6,081	$211,274
Kansas City Southern Co.	2,204	332,099

		$543,373
Real Estate - 8.4%
Big Yellow Group PLC, REIT	21,027	$288,397
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	207,795	329,698

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Embassy Office Parks, REIT	67,000	$415,875
Industrial Logistics Properties Trust, REIT	14,791	305,582
LEG Immobilien AG	4,470	534,127
Multiplan Empreendimentos Imobiliarios S.A.	33,971	231,847
National Storage, REIT	225,106	324,233
STAG Industrial, Inc., REIT	15,924	445,553
STORE Capital Corp., REIT	16,318	536,209
Sun Communities, Inc., REIT	1,418	216,784
Unite Group PLC, REIT	34,935	510,691

		$4,138,996
Restaurants - 1.3%
Performance Food Group Co. (a)	8,033	$340,599
Yum China Holdings, Inc.	7,226	316,427

		$657,026
Special Products & Services - 0.7%
Boyd Group Services, Inc.	2,321	$363,129

Specialty Chemicals - 6.7%
Axalta Coating Systems Ltd. (a)	18,016	$448,959
Borregaard ASA	24,391	261,170
Croda International PLC	8,148	477,804
Ferro Corp. (a)	31,300	363,706
Filtrona PLC	83,937	389,108
IMCD Group N.V.	5,521	452,735
RPM International, Inc.	5,186	332,474
Symrise AG	6,032	587,511

		$3,313,467
Specialty Stores - 2.4%
Burlington Stores, Inc. (a)	2,106	$455,443
Just Eat Takeaway (a)	4,943	434,453
Just Eat Takeaway (a)	3,473	303,466

		$1,193,362
Telecommunications - Wireless - 0.6%
Cellnex Telecom S.A.	6,130	$299,927

Trucking - 0.5%
SG Holdings Co. Ltd.	13,800	$269,449
Total Common Stocks (Identified Cost, $40,910,859)		$47,234,010

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 3.1%
Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $1,539,600)	1,539,600	$1,539,754

Collateral for Securities Loaned - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61% (j) (Identified Cost, $86,294)	86,294	$86,294

Other Assets, Less Liabilities - 1.4%		694,446
Net Assets - 100.0%		$49,554,504

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,539,754 and $47,320,304, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $235,759 of securities on loan (identified cost, $40,997,153)	$47,320,304
Investments in affiliated issuers, at value (identified cost, $1,539,600)	1,539,754
Foreign currency, at value (identified cost, $22,914)	22,760
Receivables for
Investments sold	722,771
Fund shares sold	434,636
Interest and dividends	35,650
Receivable from investment adviser	13,682
Other assets	352
Total assets	$50,089,909

Liabilities
Payables for
Investments purchased	$165,234
Fund shares reacquired	235,462
Collateral for securities loaned, at value (c)	86,294
Payable to affiliates
Administrative services fee	144
Shareholder servicing costs	18,356
Distribution and service fees	755
Payable for independent Trustees’ compensation	116
Deferred country tax expense payable	25
Accrued expenses and other liabilities	29,019
Total liabilities	$535,405
Net assets	$49,554,504

Net assets consist of
Paid-in capital	$41,269,245
Total distributable earnings (loss)	8,285,259
Net assets	$49,554,504
Shares of beneficial interest outstanding	2,668,361

(c)	Non-cash collateral is not included.

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$13,784,045	743,571	$18.54
Class B	2,360,464	136,478	17.30
Class C	3,265,692	188,833	17.29
Class I	15,444,622	819,588	18.84
Class R1	102,746	5,945	17.28
Class R2	223,314	12,310	18.14
Class R3	156,927	8,467	18.53
Class R4	74,934	3,976	18.85
Class R6	14,141,760	749,193	18.88

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.67 [100 / 94.25 x $18.54]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$238,004
Dividends from affiliated issuers	13,309
Income on securities loaned	9,651
Other	133
Foreign taxes withheld	(11,565)
Total investment income	$249,532
Expenses
Management fee	$235,100
Distribution and service fees	47,407
Shareholder servicing costs	21,527
Administrative services fee	8,730
Independent Trustees’ compensation	657
Custodian fee	23,996
Shareholder communications	8,418
Audit and tax fees	32,868
Legal fees	220
Registration fees	61,188
Miscellaneous	16,005
Total expenses	$456,116
Reduction of expenses by investment adviser and distributor	(112,434)
Net expenses	$343,682
Net investment income (loss)	$(94,150)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $7,795 country tax)	$3,225,574
Affiliated issuers	210
Foreign currency	5,036
Net realized gain (loss)	$3,230,820
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $12,632 decrease in deferred country tax)	$(2,674,106)
Affiliated issuers	104
Translation of assets and liabilities in foreign currencies	181
Net unrealized gain (loss)	$(2,673,821)
Net realized and unrealized gain (loss)	$556,999
Change in net assets from operations	$462,849

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$(94,150)	$(40,526)
Net realized gain (loss)	3,230,820	994,662
Net unrealized gain (loss)	(2,673,821)	(2,756,304)
Change in net assets from operations	$462,849	$(1,802,168)
Total distributions to shareholders	$(1,495,013)	$(3,638,101)
Change in net assets from fund share transactions	$5,551,310	$(3,359,876)
Total change in net assets	$4,519,146	$(8,800,145)

Net assets
At beginning of period	45,035,358	53,835,503
At end of period	$49,554,504	$45,035,358

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$18.72		$21.27	$18.31	$15.69	$14.85	$15.58

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.03)	$(0.03)	$(0.02)	$0.01	$(0.02)
Net realized and unrealized gain (loss)	0.45		(0.62)	3.57	2.66	0.84	(0.06)
Total from investment operations	$0.40		$(0.65)	$3.54	$2.64	$0.85	$(0.08)

Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$—	$(0.02)	$(0.01)	$—
From net realized gain	(0.58)		(1.88)	(0.58)	—	—	(0.65)
Total distributions declared to shareholders	$(0.58)		$(1.90)	$(0.58)	$(0.02)	$(0.01)	$(0.65)
Net asset value, end of period (x)	$18.54		$18.72	$21.27	$18.31	$15.69	$14.85
Total return (%) (r)(s)(t)(x)	1.96	(n)	(1.65)	19.70	16.85	5.75	(0.30)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.04	1.94	2.33	2.35	2.34
Expenses after expense reductions (f)	1.50	(a)	1.51	1.50	1.50	1.50	1.50
Net investment income (loss)	(0.48	)(a)(l)	(0.16)	(0.17)	(0.15)	0.07	(0.17)
Portfolio turnover	47	(n)	55	36	37	37	35
Net assets at end of period (000 omitted)	$13,784		$11,255	$11,581	$7,893	$11,699	$14,144

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$17.57		$20.21	$17.55	$15.13	$14.42	$15.26

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.16)	$(0.17)	$(0.13)	$(0.09)	$(0.13)
Net realized and unrealized gain (loss)	0.42		(0.60)	3.41	2.55	0.80	(0.06)
Total from investment operations	$0.31		$(0.76)	$3.24	$2.42	$0.71	$(0.19)

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$—
From net realized gain	(0.58)		(1.88)	(0.58)	—	—	(0.65)
Total distributions declared to shareholders	$(0.58)		$(1.88)	$(0.58)	$—	$—	$(0.65)
Net asset value, end of period (x)	$17.30		$17.57	$20.21	$17.55	$15.13	$14.42
Total return (%) (r)(s)(t)(x)	1.57	(n)	(2.35)	18.83	15.99	4.92	(1.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.72	(a)	2.79	2.69	3.07	3.09	3.08
Expenses after expense reductions (f)	2.25	(a)	2.26	2.25	2.25	2.25	2.25
Net investment income (loss)	(1.21	)(a)(l)	(0.91)	(0.90)	(0.83)	(0.62)	(0.90)
Portfolio turnover	47	(n)	55	36	37	37	35
Net assets at end of period (000 omitted)	$2,360		$2,508	$2,488	$1,513	$1,188	$769

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class C			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$17.57		$20.21	$17.55	$15.13	$14.42	$15.26

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.16)	$(0.18)	$(0.13)	$(0.09)	$(0.13)
Net realized and unrealized gain (loss)	0.41		(0.60)	3.42	2.55	0.80	(0.06)
Total from investment operations	$0.30		$(0.76)	$3.24	$2.42	$0.71	$(0.19)

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$—
From net realized gain	(0.58)		(1.88)	(0.58)	—	—	(0.65)
Total distributions declared to shareholders	$(0.58)		$(1.88)	$(0.58)	$—	$—	$(0.65)
Net asset value, end of period (x)	$17.29		$17.57	$20.21	$17.55	$15.13	$14.42
Total return (%) (r)(s)(t)(x)	1.52	(n)	(2.35)	18.83	15.99	4.92	(1.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.72	(a)	2.78	2.69	3.08	3.09	3.08
Expenses after expense reductions (f)	2.25	(a)	2.26	2.25	2.25	2.24	2.24
Net investment income (loss)	(1.21	)(a)(l)	(0.91)	(0.93)	(0.84)	(0.64)	(0.91)
Portfolio turnover	47	(n)	55	36	37	37	35
Net assets at end of period (000 omitted)	$3,266		$3,287	$4,470	$4,944	$5,017	$4,737

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$19.00		$21.54	$18.49	$15.86	$15.00	$15.69

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.01	$0.02	$0.04	$0.07	$0.01
Net realized and unrealized gain (loss)	0.44		(0.62)	3.61	2.67	0.82	(0.05)
Total from investment operations	$0.42		$(0.61)	$3.63	$2.71	$0.89	$(0.04)

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$—	$(0.08)	$(0.03)	$—
From net realized gain	(0.58)		(1.88)	(0.58)	—	—	(0.65)
Total distributions declared to shareholders	$(0.58)		$(1.93)	$(0.58)	$(0.08)	$(0.03)	$(0.65)
Net asset value, end of period (x)	$18.84		$19.00	$21.54	$18.49	$15.86	$15.00
Total return (%) (r)(s)(t)(x)	2.04	(n)	(1.41)	20.01	17.20	5.98	(0.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.76	1.69	2.06	2.06	2.08
Expenses after expense reductions (f)	1.25	(a)	1.26	1.25	1.25	1.25	1.25
Net investment income (loss)	(0.23	)(a)(l)	0.05	0.11	0.21	0.44	0.08
Portfolio turnover	47	(n)	55	36	37	37	35
Net assets at end of period (000 omitted)	$15,445		$14,059	$28,463	$17,606	$5,052	$4,596

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R1			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$17.56		$20.20	$17.55	$15.13	$14.42	$15.26

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.16)	$(0.18)	$(0.14)	$(0.10)	$(0.13)
Net realized and unrealized gain (loss)	0.41		(0.60)	3.41	2.56	0.81	(0.06)
Total from investment operations	$0.30		$(0.76)	$3.23	$2.42	$0.71	$(0.19)

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$—
From net realized gain	(0.58)		(1.88)	(0.58)	—	—	(0.65)
Total distributions declared to shareholders	$(0.58)		$(1.88)	$(0.58)	$—	$—	$(0.65)
Net asset value, end of period (x)	$17.28		$17.56	$20.20	$17.55	$15.13	$14.42
Total return (%) (r)(s)(t)(x)	1.52	(n)	(2.35)	18.77	15.99	4.92	(1.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.72	(a)	2.79	2.69	3.08	3.12	3.08
Expenses after expense reductions (f)	2.25	(a)	2.26	2.25	2.25	2.25	2.25
Net investment income (loss)	(1.21	)(a)(l)	(0.92)	(0.92)	(0.86)	(0.70)	(0.92)
Portfolio turnover	47	(n)	55	36	37	37	35
Net assets at end of period (000 omitted)	$103		$101	$73	$62	$66	$287

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$18.36		$20.93	$18.06	$15.50	$14.71	$15.47

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$(0.07)	$(0.07)	$(0.05)	$(0.03)	$(0.06)
Net realized and unrealized gain (loss)	0.43		(0.62)	3.52	2.62	0.82	(0.05)
Total from investment operations	$0.36		$(0.69)	$3.45	$2.57	$0.79	$(0.11)

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.01)	$—	$—
From net realized gain	(0.58)		(1.88)	(0.58)	—	—	(0.65)
Total distributions declared to shareholders	$(0.58)		$(1.88)	$(0.58)	$(0.01)	$—	$(0.65)
Net asset value, end of period (x)	$18.14		$18.36	$20.93	$18.06	$15.50	$14.71
Total return (%) (r)(s)(t)(x)	1.78	(n)	(1.89)	19.47	16.58	5.37	(0.50)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.29	2.18	2.57	2.59	2.58
Expenses after expense reductions (f)	1.75	(a)	1.76	1.75	1.75	1.75	1.75
Net investment income (loss)	(0.72	)(a)(l)	(0.41)	(0.33)	(0.32)	(0.17)	(0.42)
Portfolio turnover	47	(n)	55	36	37	37	35
Net assets at end of period (000 omitted)	$223		$218	$211	$115	$89	$188

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R3			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$18.72		$21.26	$18.30	$15.70	$14.85	$15.58

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.03)	$(0.04)	$(0.02)	$0.01	$(0.02)
Net realized and unrealized gain (loss)	0.44		(0.62)	3.58	2.66	0.84	(0.06)
Total from investment operations	$0.39		$(0.65)	$3.54	$2.64	$0.85	$(0.08)

Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$—	$(0.04)	$—	$—
From net realized gain	(0.58)		(1.88)	(0.58)	—	—	(0.65)
Total distributions declared to shareholders	$(0.58)		$(1.89)	$(0.58)	$(0.04)	$—	$(0.65)
Net asset value, end of period (x)	$18.53		$18.72	$21.26	$18.30	$15.70	$14.85
Total return (%) (r)(s)(t)(x)	1.91	(n)	(1.63)	19.72	16.87	5.72	(0.30)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	2.04	1.94	2.32	2.34	2.33
Expenses after expense reductions (f)	1.50	(a)	1.51	1.50	1.50	1.50	1.50
Net investment income (loss)	(0.47	)(a)(l)	(0.16)	(0.18)	(0.13)	0.07	(0.17)
Portfolio turnover	47	(n)	55	36	37	37	35
Net assets at end of period (000 omitted)	$157		$152	$144	$116	$80	$181

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$19.00		$21.56	$18.50	$15.87	$15.00	$15.69

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.02	$0.02	$0.03	$0.05	$0.01
Net realized and unrealized gain (loss)	0.45		(0.64)	3.62	2.67	0.83	(0.05)
Total from investment operations	$0.43		$(0.62)	$3.64	$2.70	$0.88	$(0.04)

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$—	$(0.07)	$(0.01)	$—
From net realized gain	(0.58)		(1.88)	(0.58)	—	—	(0.65)
Total distributions declared to shareholders	$(0.58)		$(1.94)	$(0.58)	$(0.07)	$(0.01)	$(0.65)
Net asset value, end of period (x)	$18.85		$19.00	$21.56	$18.50	$15.87	$15.00
Total return (%) (r)(s)(t)(x)	2.09	(n)	(1.43)	20.05	17.11	5.91	(0.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.78	1.69	2.08	2.09	2.09
Expenses after expense reductions (f)	1.25	(a)	1.26	1.25	1.25	1.25	1.25
Net investment income (loss)	(0.21	)(a)(l)	0.08	0.08	0.18	0.30	0.08
Portfolio turnover	47	(n)	55	36	37	37	35
Net assets at end of period (000 omitted)	$75		$73	$74	$62	$53	$164

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R6			8/31/19	8/31/18	8/31/17	8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$19.03		$21.58	$18.51	$15.87	$15.03	$15.70

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.05	$0.04	$0.03	$0.07	$0.03
Net realized and unrealized gain (loss)	0.44		(0.64)	3.61	2.70	0.84	(0.05)
Total from investment operations	$0.43		$(0.59)	$3.65	$2.73	$0.91	$(0.02)

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$—	$(0.09)	$(0.07)	$—
From net realized gain	(0.58)		(1.88)	(0.58)	—	—	(0.65)
Total distributions declared to shareholders	$(0.58)		$(1.96)	$(0.58)	$(0.09)	$(0.07)	$(0.65)
Net asset value, end of period (x)	$18.88		$19.03	$21.58	$18.51	$15.87	$15.03
Total return (%) (r)(s)(t)(x)	2.09	(n)	(1.26)	20.09	17.31	6.06	0.10

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.69	1.60	1.97	1.98	1.98
Expenses after expense reductions (f)	1.16	(a)	1.16	1.16	1.15	1.13	1.15
Net investment income (loss)	(0.10	)(a)(l)	0.24	0.18	0.21	0.44	0.19
Portfolio turnover	47	(n)	55	36	37	37	35
Net assets at end of period (000 omitted)	$14,142		$13,382	$6,332	$4,609	$2,317	$128

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

25

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

26

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$24,185,149	$—	$—	$24,185,149
United Kingdom	938,719	3,634,493	—	4,573,212
Germany	339,147	2,942,245	—	3,281,392
Japan	—	2,939,181	—	2,939,181
India	1,629,478	206,299	—	1,835,777
France	345,472	1,355,622	—	1,701,094
Netherlands	401,854	1,203,647	—	1,605,501
Norway	—	748,490	—	748,490
Spain	—	701,379	—	701,379
Other Countries	2,788,009	2,874,826	—	5,662,835
Mutual Funds	1,626,048	—	—	1,626,048
Total	$32,253,876	$16,606,182	$—	$48,860,058

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement

27

Notes to Financial Statements (unaudited) – continued

period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $235,759. The fair value of the fund’s investment securities on loan and a related liability of $86,294 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $162,778 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

28

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$2,120,041
Long-term capital gains	1,518,060

Total distributions	$3,638,101

29

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$42,459,267
Gross appreciation	8,201,439

Gross depreciation	(1,800,648)
Net unrealized appreciation (depreciation)	$6,400,791

As of 8/31/19

Undistributed long-term capital gain	1,261,311
Post-October capital loss deferral	(602,627)
Late year ordinary loss deferral	(9,291)
Other temporary differences	20,729
Net unrealized appreciation (depreciation)	8,647,301

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$373,287	$1,059,493
Class B	81,085	233,710
Class C	107,440	376,368
Class I	465,351	1,329,173
Class R1	3,350	9,502
Class R2	7,003	19,586
Class R3	4,715	12,995
Class R4	2,255	6,720
Class R6	450,527	590,554
Total	$1,495,013	$3,638,101

30

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.975%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $2,447, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.96% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%	1.22%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2020. For the six months ended February 29, 2020, this reduction amounted to $109,843, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,453 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

31

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$15,997
Class B	0.75%	0.25%	1.00%	1.00%	12,899
Class C	0.75%	0.25%	1.00%	1.00%	17,188
Class R1	0.75%	0.25%	1.00%	1.00%	536
Class R2	0.25%	0.25%	0.50%	0.50%	584
Class R3	—	0.25%	0.25%	0.25%	203
Total Distribution and Service Fees					$47,407

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2020, this rebate amounted to $123 and $21 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$—
Class B	292
Class C	145

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $2,887, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $18,640.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

32

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0362% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

On December 14, 2018, MFS redeemed 3,461 shares of Class R6 for an aggregate amount of $56,449.

At February 29, 2020, MFS held approximately 70% of the outstanding shares of Class R1 and 100% of the outstanding shares of Class R4.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 29, 2020, the fund engaged in sale transactions pursuant to this policy, which amounted to $11,330. The sales transactions resulted in net realized gains (losses) of $367.

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short-term obligations, aggregated $23,910,667 and $21,801,737, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	169,291	$3,382,702	140,145	$2,590,746
Class B	239	4,497	30,247	520,891
Class C	14,796	278,401	25,712	446,860
Class I	174,804	3,516,661	335,999	6,158,623
Class R1	33	607	1,486	27,291
Class R2	181	3,509	987	17,440
Class R3	393	7,792	1,803	33,562
Class R4	1	—	—	—
Class R6	582,394	11,824,730	829,525	15,259,725
	942,132	$19,018,899	1,365,904	$25,055,138

Shares issued to shareholders in reinvestment of distributions
Class A	18,847	$372,607	65,310	$1,057,363
Class B	4,390	81,085	15,252	233,053
Class C	5,817	107,440	24,630	376,368
Class I	23,175	465,351	81,047	1,329,173
Class R1	181	3,350	622	9,502
Class R2	362	7,003	1,232	19,586
Class R3	239	4,715	803	12,995
Class R4	112	2,255	409	6,720
Class R6	8,711	175,256	19,982	327,900
	61,834	$1,219,062	209,287	$3,372,660

Shares reacquired
Class A	(45,722)	$(907,251)	(148,750)	$(2,707,444)
Class B	(10,904)	(200,263)	(25,853)	(441,622)
Class C	(18,872)	(352,116)	(84,383)	(1,465,850)
Class I	(118,306)	(2,356,610)	(998,589)	(18,788,277)
Class R1	—	—	(2)	(39)
Class R2	(128)	(2,539)	(407)	(7,426)
Class R3	(309)	(6,139)	(1,226)	(22,967)
Class R6	(545,309)	(10,861,733)	(439,476)	(8,354,049)
	(739,550)	$(14,686,651)	(1,698,686)	$(31,787,674)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	142,416	$2,848,058	56,705	$940,665
Class B	(6,275)	(114,681)	19,646	312,322
Class C	1,741	33,725	(34,041)	(642,622)
Class I	79,673	1,625,402	(581,543)	(11,300,481)
Class R1	214	3,957	2,106	36,754
Class R2	415	7,973	1,812	29,600
Class R3	323	6,368	1,380	23,590
Class R4	113	2,255	409	6,720
Class R6	45,796	1,138,253	410,031	7,233,576
	264,416	$5,551,310	(123,495)	$(3,359,876)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $127 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$502,374	$21,632,869	$20,595,803	$210	$104	$1,539,754

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$13,309	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

36

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

37

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 29, 2020

     MFS® Mid Cap Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

OTC-SEM

MFS® Mid Cap Growth Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Global Payments, Inc.	4.0%
Bright Horizons Family Solutions, Inc.	3.8%
PerkinElmer, Inc.	2.3%
Copart, Inc.	2.3%
Verisk Analytics, Inc., “A”	2.2%
Steris PLC	2.2%
Fidelity National Information Services, Inc.	2.1%
MSCI, Inc.	2.1%
Cadence Design Systems, Inc.	2.0%
AMETEK, Inc.	2.0%

GICS equity sectors (g)
Information Technology	28.2%
Industrials	22.8%
Health Care	15.4%
Consumer Discretionary	14.3%
Financials	7.3%
Communication Services	4.1%
Real Estate	3.2%
Materials	2.6%
Energy	0.3%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
A	Actual	1.05%	$1,000.00	$1,013.79	$5.26
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
B	Actual	1.80%	$1,000.00	$1,010.21	$9.00
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
C	Actual	1.80%	$1,000.00	$1,009.91	$9.00
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
I	Actual	0.80%	$1,000.00	$1,014.83	$4.01
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
R1	Actual	1.80%	$1,000.00	$1,009.64	$8.99
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
R2	Actual	1.30%	$1,000.00	$1,012.57	$6.51
	Hypothetical (h)	1.30%	$1,000.00	$1,018.40	$6.52
R3	Actual	1.05%	$1,000.00	$1,013.88	$5.26
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
R4	Actual	0.80%	$1,000.00	$1,015.19	$4.01
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02
R6	Actual	0.69%	$1,000.00	$1,015.65	$3.46
	Hypothetical (h)	0.69%	$1,000.00	$1,021.43	$3.47
529A	Actual	1.07%	$1,000.00	$1,013.72	$5.36
	Hypothetical (h)	1.07%	$1,000.00	$1,019.54	$5.37
529B	Actual	1.85%	$1,000.00	$1,009.86	$9.24
	Hypothetical (h)	1.85%	$1,000.00	$1,015.66	$9.27
529C	Actual	1.84%	$1,000.00	$1,010.19	$9.20
	Hypothetical (h)	1.84%	$1,000.00	$1,015.71	$9.22

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.03% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.2%
Aerospace - 3.3%
FLIR Systems, Inc.	1,136,527	$48,268,302
L3Harris Technologies, Inc.	582,599	115,197,300
TransDigm Group, Inc.	198,580	110,769,910

		$274,235,512
Automotive - 2.7%
Copart, Inc. (a)	2,212,187	$186,885,558
IAA, Inc. (a)	847,709	36,214,128

		$223,099,686
Biotechnology - 1.4%
Adaptive Biotechnologies Corp. (a)	479,974	$13,487,269
Bio-Techne Corp.	520,348	98,288,534

		$111,775,803
Brokerage & Asset Managers - 2.8%
Apollo Global Management, Inc.	1,547,946	$64,487,430
NASDAQ, Inc.	1,427,362	146,375,973
Tradeweb Markets, Inc.	511,063	24,643,458

		$235,506,861
Business Services - 20.3%
Clarivate Analytics PLC (a)	5,733,558	$116,620,570
CoStar Group, Inc. (a)	187,529	125,192,485
Equifax, Inc.	341,829	48,553,391
Fidelity National Information Services, Inc.	1,270,382	177,497,773
Fiserv, Inc. (a)	1,421,240	155,426,806
FleetCor Technologies, Inc. (a)	405,523	107,783,958
Global Payments, Inc.	1,787,233	328,797,255
MSCI, Inc.	590,585	174,482,432
PPD, Inc. (a)	735,771	20,513,296
TransUnion	1,642,130	146,018,200
Tyler Technologies, Inc. (a)	310,980	97,445,583
Verisk Analytics, Inc., “A”	1,173,419	182,009,021

		$1,680,340,770
Cable TV - 0.9%
Altice USA, Inc., “A” (a)	3,024,745	$78,219,906

Chemicals - 0.2%
Ingevity Corp. (a)	334,658	$15,072,996

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 6.2%
Autodesk, Inc. (a)	815,260	$155,616,829
Black Knight, Inc. (a)	1,365,579	91,097,775
Cadence Design Systems, Inc. (a)	2,547,798	168,511,360
DocuSign, Inc. (a)	348,496	30,078,690
Everbridge, Inc. (a)	182,048	19,235,191
Paylocity Holding Corp. (a)	187,603	24,298,340
RingCentral, Inc. (a)	111,753	26,345,770

		$515,183,955
Computer Software - Systems - 7.0%
Constellation Software, Inc.	85,240	$86,839,064
Guidewire Software, Inc. (a)	718,553	78,760,594
NICE Systems Ltd., ADR (a)	735,932	120,567,740
ServiceNow, Inc. (a)	410,699	133,924,837
Square, Inc., “A” (a)	662,621	55,216,208
SS&C Technologies Holdings, Inc.	1,206,261	66,947,485
Wix.com Ltd. (a)	294,105	39,418,893

		$581,674,821
Construction - 3.1%
Lennox International, Inc.	358,371	$81,755,176
Pool Corp.	268,270	56,594,239
Vulcan Materials Co.	951,765	114,459,259

		$252,808,674
Consumer Products - 0.5%
Scotts Miracle-Gro Co.	390,851	$41,426,298

Consumer Services - 4.0%
Bright Horizons Family Solutions, Inc. (a)	1,973,366	$310,114,467
Peloton Interactive, Inc., “A” (a)(l)	827,272	22,079,890

		$332,194,357
Electrical Equipment - 4.9%
AMETEK, Inc.	1,933,781	$166,305,166
Amphenol Corp., “A”	1,049,564	96,224,028
Littlefuse, Inc.	306,169	48,889,066
Mettler-Toledo International, Inc. (a)	130,276	91,414,669

		$402,832,929
Electronics - 2.1%
Monolithic Power Systems, Inc.	797,675	$126,543,162
Silicon Laboratories, Inc. (a)	571,603	50,689,754

		$177,232,916

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 0.3%
Diamondback Energy, Inc.	365,620	$22,668,440

Food & Beverages - 0.5%
Chr. Hansen Holding A.S.	574,749	$41,218,394

Gaming & Lodging - 0.9%
Flutter Entertainment PLC	250,899	$26,775,449
Vail Resorts, Inc.	134,915	28,684,278
Wynn Resorts Ltd.	172,684	18,646,419

		$74,106,146
General Merchandise - 1.9%
Dollar Tree, Inc. (a)	889,712	$73,872,787
Five Below, Inc. (a)	897,140	86,977,723

		$160,850,510
Insurance - 1.7%
Arthur J. Gallagher & Co.	1,432,031	$139,608,702

Internet - 1.3%
IAC/InterActiveCorp (a)	396,019	$80,764,115
Match Group, Inc. (a)(l)	390,202	25,363,130

		$106,127,245
Leisure & Toys - 1.9%
Electronic Arts, Inc. (a)	441,218	$44,726,269
Take-Two Interactive Software, Inc. (a)	1,011,761	108,744,072

		$153,470,341
Machinery & Tools - 2.7%
IDEX Corp.	345,856	$51,186,688
Roper Technologies, Inc.	440,422	154,896,418
Xylem, Inc.	193,821	14,990,116

		$221,073,222
Medical & Health Technology & Services - 2.7%
Charles River Laboratories International, Inc. (a)	288,098	$44,819,406
Guardant Health, Inc. (a)	245,956	21,388,334
HealthEquity, Inc. (a)	190,547	13,526,932
ICON PLC (a)	678,353	105,863,769
IDEXX Laboratories, Inc. (a)	145,818	37,112,139

		$222,710,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 9.2%
Align Technology, Inc. (a)	65,276	$14,253,015
Cooper Cos., Inc.	219,235	71,157,104
DexCom, Inc. (a)	249,849	68,958,324
Masimo Corp. (a)	735,638	120,151,754
PerkinElmer, Inc.	2,165,938	187,223,681
QIAGEN N.V. (a)	1,615,004	57,978,644
STERIS PLC	1,143,209	181,335,811
West Pharmaceutical Services, Inc.	390,584	58,806,327

		$759,864,660
Other Banks & Diversified Financials - 0.7%
First Republic Bank	569,775	$57,302,272

Pharmaceuticals - 0.8%
Elanco Animal Health, Inc. (a)	2,488,228	$68,177,447

Printing & Publishing - 2.6%
IHS Markit Ltd.	2,305,105	$164,215,680
Wolters Kluwer N.V.	690,891	50,778,574

		$214,994,254
Railroad & Shipping - 1.6%
Kansas City Southern Co.	896,103	$135,024,800

Real Estate - 1.2%
Extra Space Storage, Inc., REIT	993,828	$99,740,578

Restaurants - 2.5%
Chipotle Mexican Grill, Inc., “A” (a)	135,825	$105,071,503
Domino’s Pizza, Inc.	121,018	41,080,770
Dunkin Brands Group, Inc.	904,303	60,154,236

		$206,306,509
Specialty Stores - 4.3%
Burlington Stores, Inc. (a)	424,516	$91,805,830
Chewy, Inc., “A” (a)	1,028,555	30,445,228
Lululemon Athletica, Inc. (a)	409,966	89,130,708
O’Reilly Automotive, Inc. (a)	214,864	79,224,654
Tractor Supply Co.	694,501	61,470,284

		$352,076,704
Telecommunications - Wireless - 2.0%
SBA Communications Corp., REIT	612,980	$162,494,868
Total Common Stocks (Identified Cost, $6,402,048,330)		$8,119,421,156

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 1.6%
Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 1.61% (v) (Identified Cost, $135,625,877)	135,629,131	$135,642,694

Collateral for Securities Loaned - 0.5%
JPMorgan U.S. Government Money Market Fund, 1.51% (j) (Identified Cost, $42,119,639)	42,119,639	$42,119,639

Other Assets, Less Liabilities - (0.3)%		(28,468,766)
Net Assets - 100.0%		$8,268,714,723

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $135,642,694 and $8,161,540,795, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $39,870,812 of securities on loan (identified cost, $6,444,167,969)	$8,161,540,795
Investments in affiliated issuers, at value (identified cost, $135,625,877)	135,642,694
Receivables for
Fund shares sold	42,507,730
Interest and dividends	3,225,593
Other assets	292,475
Total assets	$8,343,209,287

Liabilities
Payables for
Fund shares reacquired	$29,688,818
Collateral for securities loaned, at value	42,119,639
Payable to affiliates
Investment adviser	446,809
Administrative services fee	4,666
Shareholder servicing costs	2,095,873
Distribution and service fees	38,425
Program manager fees	52
Payable for independent Trustees’ compensation	1,711
Accrued expenses and other liabilities	98,571
Total liabilities	$74,494,564
Net assets	$8,268,714,723

Net assets consist of
Paid-in capital	$6,531,300,527
Total distributable earnings (loss)	1,737,414,196
Net assets	$8,268,714,723
Shares of beneficial interest outstanding	387,785,822

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,152,789,978	56,813,833	$20.29
Class B	16,711,812	1,015,583	16.46
Class C	88,213,208	5,535,913	15.93
Class I	2,345,385,920	108,471,707	21.62
Class R1	4,102,108	250,549	16.37
Class R2	10,744,634	565,188	19.01
Class R3	350,266,106	17,374,833	20.16
Class R4	200,122,589	9,480,865	21.11
Class R6	4,087,777,613	187,604,572	21.79
Class 529A	10,228,471	520,392	19.66
Class 529B	334,884	20,908	16.02
Class 529C	2,037,400	131,479	15.50

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $21.53 [100 / 94.25 x $20.29] and $20.86 [100 / 94.25 x $19.66], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$25,633,735
Dividends from affiliated issuers	1,361,568
Income on securities loaned	1,336,924
Other	97,733
Foreign taxes withheld	(106,846)
Total investment income	$28,323,114
Expenses
Management fee	$24,680,108
Distribution and service fees	2,391,595
Shareholder servicing costs	2,380,503
Program manager fees	3,171
Administrative services fee	276,138
Independent Trustees’ compensation	29,637
Custodian fee	117,152
Shareholder communications	140,203
Audit and tax fees	29,316
Legal fees	22,058
Miscellaneous	307,352
Total expenses	$30,377,233
Fees paid indirectly	(545)
Reduction of expenses by investment adviser and distributor	(392,809)
Net expenses	$29,983,879
Net investment income (loss)	$(1,660,765)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$37,604,328
Affiliated issuers	11,359
Foreign currency	15,149
Net realized gain (loss)	$37,630,836
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$30,423,962
Affiliated issuers	(6,647)
Translation of assets and liabilities in foreign currencies	328
Net unrealized gain (loss)	$30,417,643
Net realized and unrealized gain (loss)	$68,048,479
Change in net assets from operations	$66,387,714

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$(1,660,765)	$(5,766,982)
Net realized gain (loss)	37,630,836	75,577,283
Net unrealized gain (loss)	30,417,643	523,617,842
Change in net assets from operations	$66,387,714	$593,428,143
Total distributions to shareholders	$(64,368,451)	$(147,690,129)
Change in net assets from fund share transactions	$2,280,267,493	$2,125,633,835
Total change in net assets	$2,282,286,756	$2,571,371,849

Net assets
At beginning of period	5,986,427,967	3,415,056,118
At end of period	$8,268,714,723	$5,986,427,967

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
Class A			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$20.19		$19.16	$16.34	$14.82		$14.40	$14.41

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.07)	$(0.09)	$(0.06	)(c)	$(0.06)	$(0.10)
Net realized and unrealized gain (loss)	0.31		1.83	4.32	2.36		0.88	1.07
Total from investment operations	$0.28		$1.76	$4.23	$2.30		$0.82	$0.97

Less distributions declared to shareholders
From net realized gain	$(0.18)		$(0.73)	$(1.41)	$(0.78)		$(0.40)	$(0.98)
Net asset value, end of period (x)	$20.29		$20.19	$19.16	$16.34		$14.82	$14.40
Total return (%) (r)(s)(t)(x)	1.38	(n)	10.13	27.69	16.44	(c)	5.87	7.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.10	1.17	1.22	(c)	1.26	1.24
Expenses after expense reductions (f)	1.05	(a)	1.09	1.16	1.20	(c)	1.22	1.21
Net investment income (loss)	(0.29	)(a)	(0.36)	(0.55)	(0.42	)(c)	(0.45)	(0.72)
Portfolio turnover	8	(n)	21	33	30		43	37
Net assets at end of period (000 omitted)	$1,152,790		$1,065,566	$824,847	$572,338		$454,881	$295,230

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class B			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.47		$15.90	$13.88	$12.80		$12.58	$12.81

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.17)	$(0.19)	$(0.15	)(c)	$(0.15)	$(0.19)
Net realized and unrealized gain (loss)	0.26		1.47	3.62	2.01		0.77	0.94
Total from investment operations	$0.17		$1.30	$3.43	$1.86		$0.62	$0.75

Less distributions declared to shareholders
From net realized gain	$(0.18)		$(0.73)	$(1.41)	$(0.78)		$(0.40)	$(0.98)
Net asset value, end of period (x)	$16.46		$16.47	$15.90	$13.88		$12.80	$12.58
Total return (%) (r)(s)(t)(x)	1.02	(n)	9.28	26.77	15.56	(c)	5.11	6.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.85	1.92	1.97	(c)	2.00	1.99
Expenses after expense reductions (f)	1.80	(a)	1.84	1.91	1.95	(c)	1.97	1.96
Net investment income (loss)	(1.04	)(a)	(1.12)	(1.30)	(1.16	)(c)	(1.24)	(1.47)
Portfolio turnover	8	(n)	21	33	30		43	37
Net assets at end of period (000 omitted)	$16,712		$18,581	$19,329	$16,326		$17,978	$17,415

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class C			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$15.95		$15.42	$13.50	$12.48		$12.27	$12.52

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.16)	$(0.18)	$(0.15	)(c)	$(0.14)	$(0.18)
Net realized and unrealized gain (loss)	0.25		1.42	3.51	1.95		0.75	0.91
Total from investment operations	$0.16		$1.26	$3.33	$1.80		$0.61	$0.73

Less distributions declared to shareholders
From net realized gain	$(0.18)		$(0.73)	$(1.41)	$(0.78)		$(0.40)	$(0.98)
Net asset value, end of period (x)	$15.93		$15.95	$15.42	$13.50		$12.48	$12.27
Total return (%) (r)(s)(t)(x)	0.99	(n)	9.31	26.77	15.48	(c)	5.16	6.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.85	1.92	1.97	(c)	2.00	1.99
Expenses after expense reductions (f)	1.80	(a)	1.84	1.91	1.95	(c)	1.97	1.96
Net investment income (loss)	(1.04	)(a)	(1.11)	(1.30)	(1.17	)(c)	(1.22)	(1.47)
Portfolio turnover	8	(n)	21	33	30		43	37
Net assets at end of period (000 omitted)	$88,213		$78,858	$54,080	$58,623		$53,862	$42,806

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class I			8/31/19	8/31/18	8/31/17		8/31/16		8/31/15
	(unaudited)
Net asset value, beginning of period	$21.48		$20.28	$17.17	$15.50		$15.00		$14.94

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.02)	$(0.06)	$(0.03	)(c)	$(0.00	)(w)	$(0.07)
Net realized and unrealized gain (loss)	0.32		1.95	4.58	2.48		0.90		1.11
Total from investment operations	$0.32		$1.93	$4.52	$2.45		$0.90		$1.04

Less distributions declared to shareholders
From net realized gain	$(0.18)		$(0.73)	$(1.41)	$(0.78)		$(0.40)		$(0.98)
Net asset value, end of period (x)	$21.62		$21.48	$20.28	$17.17		$15.50		$15.00
Total return (%) (r)(s)(t)(x)	1.48	(n)	10.42	28.05	16.70	(c)	6.17		7.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.84	0.92	0.97	(c)	1.02		1.00
Expenses after expense reductions (f)	0.80	(a)	0.83	0.91	0.96	(c)	0.99		0.97
Net investment income (loss)	(0.01	)(a)	(0.09)	(0.30)	(0.18	)(c)	(0.01)		(0.47)
Portfolio turnover	8	(n)	21	33	30		43		37
Net assets at end of period (000 omitted)	$2,345,386		$1,330,368	$332,008	$100,858		$110,803		$26,931

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R1			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.39		$15.82	$13.82	$12.75		$12.53	$12.76

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.17)	$(0.19)	$(0.15	)(c)	$(0.15)	$(0.19)
Net realized and unrealized gain (loss)	0.25		1.47	3.60	2.00		0.77	0.94
Total from investment operations	$0.16		$1.30	$3.41	$1.85		$0.62	$0.75

Less distributions declared to shareholders
From net realized gain	$(0.18)		$(0.73)	$(1.41)	$(0.78)		$(0.40)	$(0.98)
Net asset value, end of period (x)	$16.37		$16.39	$15.82	$13.82		$12.75	$12.53
Total return (%) (r)(s)(t)(x)	0.96	(n)	9.33	26.73	15.54	(c)	5.13	6.54

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.85	1.92	1.97	(c)	2.00	1.99
Expenses after expense reductions (f)	1.80	(a)	1.84	1.91	1.96	(c)	1.97	1.97
Net investment income (loss)	(1.04	)(a)	(1.12)	(1.30)	(1.17	)(c)	(1.25)	(1.47)
Portfolio turnover	8	(n)	21	33	30		43	37
Net assets at end of period (000 omitted)	$4,102		$3,472	$2,827	$2,348		$2,057	$2,288

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R2			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$18.95		$18.08	$15.53	$14.16		$13.80	$13.89

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.11)	$(0.13)	$(0.10	)(c)	$(0.10)	$(0.14)
Net realized and unrealized gain (loss)	0.29		1.71	4.09	2.25		0.86	1.03
Total from investment operations	$0.24		$1.60	$3.96	$2.15		$0.76	$0.89

Less distributions declared to shareholders
From net realized gain	$(0.18)		$(0.73)	$(1.41)	$(0.78)		$(0.40)	$(0.98)
Net asset value, end of period (x)	$19.01		$18.95	$18.08	$15.53		$14.16	$13.80
Total return (%) (r)(s)(t)(x)	1.26	(n)	9.84	27.37	16.14	(c)	5.68	7.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.35	1.42	1.47	(c)	1.50	1.49
Expenses after expense reductions (f)	1.30	(a)	1.34	1.41	1.46	(c)	1.47	1.47
Net investment income (loss)	(0.54	)(a)	(0.61)	(0.80)	(0.67	)(c)	(0.73)	(0.97)
Portfolio turnover	8	(n)	21	33	30		43	37
Net assets at end of period (000 omitted)	$10,745		$11,060	$9,069	$6,681		$5,651	$4,598

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R3			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$20.06		$19.04	$16.24	$14.74		$14.32	$14.34

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.06)	$(0.09)	$(0.07	)(c)	$(0.06)	$(0.10)
Net realized and unrealized gain (loss)	0.31		1.81	4.30	2.35		0.88	1.06
Total from investment operations	$0.28		$1.75	$4.21	$2.28		$0.82	$0.96

Less distributions declared to shareholders
From net realized gain	$(0.18)		$(0.73)	$(1.41)	$(0.78)		$(0.40)	$(0.98)
Net asset value, end of period (x)	$20.16		$20.06	$19.04	$16.24		$14.74	$14.32
Total return (%) (r)(s)(t)(x)	1.39	(n)	10.14	27.73	16.39	(c)	5.90	7.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.09	1.17	1.22	(c)	1.26	1.25
Expenses after expense reductions (f)	1.05	(a)	1.09	1.16	1.21	(c)	1.23	1.22
Net investment income (loss)	(0.29	)(a)	(0.34)	(0.55)	(0.44	)(c)	(0.42)	(0.72)
Portfolio turnover	8	(n)	21	33	30		43	37
Net assets at end of period (000 omitted)	$350,266		$239,505	$95,010	$32,496		$14,836	$8,440

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R4			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$20.97		$19.82	$16.82	$15.20		$14.72	$14.67

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$(0.02)	$(0.05)	$(0.03	)(c)	$(0.02)	$(0.07)
Net realized and unrealized gain (loss)	0.32		1.90	4.46	2.43		0.90	1.10
Total from investment operations	$0.32		$1.88	$4.41	$2.40		$0.88	$1.03

Less distributions declared to shareholders
From net realized gain	$(0.18)		$(0.73)	$(1.41)	$(0.78)		$(0.40)	$(0.98)
Net asset value, end of period (x)	$21.11		$20.97	$19.82	$16.82		$15.20	$14.72
Total return (%) (r)(s)(t)(x)	1.52	(n)	10.40	27.98	16.70	(c)	6.15	7.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.84	0.92	0.97	(c)	1.01	1.00
Expenses after expense reductions (f)	0.80	(a)	0.83	0.91	0.96	(c)	0.98	0.98
Net investment income (loss)	(0.04	)(a)	(0.08)	(0.30)	(0.18	)(c)	(0.17)	(0.47)
Portfolio turnover	8	(n)	21	33	30		43	37
Net assets at end of period (000 omitted)	$200,123		$173,441	$54,141	$22,346		$13,883	$2,322

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class R6			8/31/19		8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$21.63		$20.40		$17.25	$15.55		$15.03	$14.96

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.00	)(w)	$(0.04)	$(0.01	)(c)	$(0.02)	$(0.06)
Net realized and unrealized gain (loss)	0.33		1.96		4.60	2.49		0.94	1.11
Total from investment operations	$0.34		$1.96		$4.56	$2.48		$0.92	$1.05

Less distributions declared to shareholders
From net realized gain	$(0.18)		$(0.73)		$(1.41)	$(0.78)		$(0.40)	$(0.98)
Net asset value, end of period (x)	$21.79		$21.63		$20.40	$17.25		$15.55	$15.03
Total return (%) (r)(s)(t)(x)	1.57	(n)	10.51		28.17	16.84	(c)	6.29	7.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.75		0.81	0.86	(c)	0.90	0.91
Expenses after expense reductions (f)	0.69	(a)	0.74		0.81	0.84	(c)	0.87	0.89
Net investment income (loss)	0.06	(a)	(0.01)		(0.19)	(0.05	)(c)	(0.14)	(0.39)
Portfolio turnover	8	(n)	21		33	30		43	37
Net assets at end of period (000 omitted)	$4,087,778		$3,053,325		$2,013,624	$1,520,339		$1,330,139	$1,329,257

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class 529A			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$19.57		$18.60	$15.90	$14.45		$14.04	$14.08

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$(0.07)	$(0.09)	$(0.06	)(c)	$(0.07)	$(0.10)
Net realized and unrealized gain (loss)	0.30		1.77	4.20	2.29		0.88	1.04
Total from investment operations	$0.27		$1.70	$4.11	$2.23		$0.81	$0.94

Less distributions declared to shareholders
From net realized gain	$(0.18)		$(0.73)	$(1.41)	$(0.78)		$(0.40)	$(0.98)
Net asset value, end of period (x)	$19.66		$19.57	$18.60	$15.90		$14.45	$14.04
Total return (%) (r)(s)(t)(x)	1.37(n	)	10.11	27.70	16.38	(c)	5.95	7.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.15	1.23	1.32	(c)	1.35	1.34
Expenses after expense reductions (f)	1.07	(a)	1.10	1.18	1.21	(c)	1.23	1.21
Net investment income (loss)	(0.31	)(a)	(0.38)	(0.56)	(0.43	)(c)	(0.48)	(0.72)
Portfolio turnover	8	(n)	21	33	30		43	37
Net assets at end of period (000 omitted)	$10,228		$9,590	$7,582	$4,916		$3,890	$3,159

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class 529B			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$16.04		$15.51	$13.58	$12.55		$12.34	$12.59

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.17)	$(0.19)	$(0.15	)(c)	$(0.15)	$(0.19)
Net realized and unrealized gain (loss)	0.25		1.43	3.53	1.96		0.76	0.92
Total from investment operations	$0.16		$1.26	$3.34	$1.81		$0.61	$0.73

Less distributions declared to shareholders
From net realized gain	$(0.18)		$(0.73)	$(1.41)	$(0.78)		$(0.40)	$(0.98)
Net asset value, end of period (x)	$16.02		$16.04	$15.51	$13.58		$12.55	$12.34
Total return (%) (r)(s)(t)(x)	0.99	(n)	9.26	26.69	15.47	(c)	5.13	6.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.90	1.98	2.07	(c)	2.11	2.09
Expenses after expense reductions (f)	1.85	(a)	1.89	1.96	2.00	(c)	2.02	2.02
Net investment income (loss)	(1.09	)(a)	(1.17)	(1.35)	(1.23	)(c)	(1.26)	(1.52)
Portfolio turnover	8	(n)	21	33	30		43	37
Net assets at end of period (000 omitted)	$335		$361	$304	$210		$209	$347

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/29/20		Year ended
Class 529C			8/31/19	8/31/18	8/31/17		8/31/16	8/31/15
	(unaudited)
Net asset value, beginning of period	$15.52		$15.04	$13.20	$12.22		$12.03	$12.30

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.16)	$(0.18)	$(0.15	)(c)	$(0.15)	$(0.19)
Net realized and unrealized gain (loss)	0.25		1.37	3.43	1.91		0.74	0.90
Total from investment operations	$0.16		$1.21	$3.25	$1.76		$0.59	$0.71

Less distributions declared to shareholders
From net realized gain	$(0.18)		$(0.73)	$(1.41)	$(0.78)		$(0.40)	$(0.98)
Net asset value, end of period (x)	$15.50		$15.52	$15.04	$13.20		$12.22	$12.03
Total return (%) (r)(s)(t)(x)	1.02	(n)	9.21	26.78	15.48	(c)	5.09	6.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.90	1.99	2.07	(c)	2.10	2.10
Expenses after expense reductions (f)	1.84	(a)	1.88	1.95	1.99	(c)	2.01	2.01
Net investment income (loss)	(1.08	)(a)	(1.16)	(1.34)	(1.21	)(c)	(1.27)	(1.52)
Portfolio turnover	8	(n)	21	33	30		43	37
Net assets at end of period (000 omitted)	$2,037		$2,299	$2,236	$1,955		$1,641	$1,391

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or

Notes to Financial Statements (unaudited) – continued

exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,473,360,059	$—	$—	$7,473,360,059
Israel	159,986,633	—	—	159,986,633
Ireland	105,863,769	26,775,449	—	132,639,218
United Kingdom	116,620,570	—	—	116,620,570
Canada	86,839,064	—	—	86,839,064
Germany	57,978,644	—	—	57,978,644
Netherlands	—	50,778,574	—	50,778,574
Denmark	—	41,218,394	—	41,218,394
Mutual Funds	177,762,333	—	—	177,762,333
Total	$8,178,411,072	$118,772,417	$—	$8,297,183,489

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned

Notes to Financial Statements (unaudited) – continued

securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $39,870,812. The fair value of the fund’s investment securities on loan and a related liability of $42,119,639 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the

Notes to Financial Statements (unaudited) – continued

custodian by the fund. The amount of the credit, for the six months ended February 29, 2020, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Long-term capital gains	$147,690,129

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$6,584,882,396
Gross appreciation	1,788,693,758

Gross depreciation	(76,392,665)
Net unrealized appreciation (depreciation)	$1,712,301,093

As of 8/31/19

Undistributed long-term capital gain	58,162,779
Late year ordinary loss deferral	(4,641,909)
Other temporary differences	(9,715)
Net unrealized appreciation (depreciation)	1,681,883,778

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Class A	$9,859,800	$32,483,357
Class B	192,285	867,340
Class C	934,695	2,626,254
Class I	18,997,911	22,084,916
Class R1	44,903	148,603
Class R2	100,054	343,389
Class R3	2,828,218	4,573,131
Class R4	1,671,984	2,640,146
Class R6	29,619,366	81,483,319
Class 529A	90,325	310,572
Class 529B	3,816	15,636
Class 529C	25,094	113,466
Total	$64,368,451	$147,690,129

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.62%
In excess of $10 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $378,215, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%	1.35%	2.10%	2.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2020. For the six months ended February 29, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $324,567 and $4,594 for the six months ended February 29, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,413,992
Class B	0.75%	0.25%	1.00%	1.00%	90,208
Class C	0.75%	0.25%	1.00%	1.00%	423,541
Class R1	0.75%	0.25%	1.00%	1.00%	19,772
Class R2	0.25%	0.25%	0.50%	0.50%	27,373
Class R3	—	0.25%	0.25%	0.25%	391,188
Class 529A	—	0.25%	0.25%	0.22%	12,627
Class 529B	0.75%	0.25%	1.00%	1.00%	1,751
Class 529C	0.75%	0.25%	1.00%	0.99%	11,143
Total Distribution and Service Fees					$2,391,595

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 29, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to

Notes to Financial Statements (unaudited) – continued

accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 29, 2020, this rebate amounted to $12,439, $355, $88, $1,562, $4, and $146 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 29, 2020, were as follows:

Amount
Class A	$16,799
Class B	7,969
Class C	7,192
Class 529B	—
Class 529C	48

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 29, 2020, were as follows:

Fee
Class 529A	$2,525
Class 529B	88
Class 529C	558
Total Program Manager Fees	$3,171

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $159,924, which equated to 0.0043% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,220,579.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0074% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 29, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $8,963,654 and $3,076,988, respectively. The sales transactions resulted in net realized gains (losses) of $1,096,769.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 29, 2020, this reimbursement amounted to $97,733, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 29, 2020, purchases and sales of investments, other than short-term obligations, aggregated $2,809,397,014 and $570,617,453, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	8,910,057	$186,139,864	16,893,741	$308,308,947
Class B	9,728	164,033	167,116	2,461,117
Class C	1,125,749	18,581,636	2,361,735	33,981,644
Class I	58,380,615	1,281,109,799	55,660,527	1,097,623,178
Class R1	74,479	1,260,578	93,143	1,378,704
Class R2	140,783	2,755,877	310,813	5,354,226
Class R3	7,139,955	146,217,743	8,813,818	159,118,047
Class R4	2,266,767	48,912,432	6,170,894	120,974,054
Class R6	57,014,260	1,281,355,442	59,950,469	1,157,462,328
Class 529A	50,155	1,017,494	116,776	2,035,524
Class 529B	—	—	3,691	52,714
Class 529C	5,316	85,525	27,845	402,462
	135,117,864	$2,967,600,423	150,570,568	$2,889,152,945

Shares issued to shareholders in reinvestment of distributions
Class A	440,256	$9,095,685	1,862,516	$29,949,263
Class B	11,390	191,132	64,768	853,647
Class C	55,628	903,950	197,157	2,517,694
Class I	835,857	18,388,852	1,256,574	21,449,719
Class R1	2,689	44,903	11,326	148,603
Class R2	4,761	92,224	19,261	291,223
Class R3	137,760	2,828,218	286,358	4,573,131
Class R4	75,746	1,627,032	151,596	2,527,104
Class R6	1,273,386	28,230,958	4,554,939	78,253,843
Class 529A	4,510	90,253	19,934	310,572
Class 529B	234	3,816	1,218	15,636
Class 529C	1,587	25,075	9,128	113,466
	2,843,804	$61,522,098	8,434,775	$141,003,901

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/29/20		Year ended 8/31/19

	Shares	Amount	Shares	Amount

Shares reacquired
Class A	(5,313,407)	$(110,554,028)	(9,027,911)	$(164,372,631)
Class B	(133,839)	(2,259,979)	(319,581)	(4,686,479)
Class C	(588,684)	(9,609,127)	(1,121,734)	(16,028,901)
Class I	(12,684,971)	(292,052,926)	(11,346,369)	(221,941,074)
Class R1	(38,473)	(666,128)	(71,287)	(1,095,958)
Class R2	(163,988)	(3,187,984)	(248,049)	(4,272,767)
Class R3	(1,842,252)	(38,198,285)	(2,149,812)	(39,056,008)
Class R4	(1,132,331)	(24,447,285)	(783,122)	(14,923,200)
Class R6	(11,847,429)	(266,981,225)	(22,054,119)	(436,646,367)
Class 529A	(24,445)	(492,500)	(54,257)	(949,092)
Class 529B	(1,865)	(30,225)	(1,951)	(29,265)
Class 529C	(23,567)	(375,336)	(37,575)	(521,269)
	(33,795,251)	$(748,855,028)	(47,215,767)	$(904,523,011)

Net change
Class A	4,036,906	$84,681,521	9,728,346	$173,885,579
Class B	(112,721)	(1,904,814)	(87,697)	(1,371,715)
Class C	592,693	9,876,459	1,437,158	20,470,437
Class I	46,531,501	1,007,445,725	45,570,732	897,131,823
Class R1	38,695	639,353	33,182	431,349
Class R2	(18,444)	(339,883)	82,025	1,372,682
Class R3	5,435,463	110,847,676	6,950,364	124,635,170
Class R4	1,210,182	26,092,179	5,539,368	108,577,958
Class R6	46,440,217	1,042,605,175	42,451,289	799,069,804
Class 529A	30,220	615,247	82,453	1,397,004
Class 529B	(1,631)	(26,409)	2,958	39,085
Class 529C	(16,664)	(264,736)	(602)	(5,341)
	104,166,417	$2,280,267,493	111,789,576	$2,125,633,835

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 6%, 5%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund,

Notes to Financial Statements (unaudited) – continued

the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $14,770 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$154,554,360	$1,425,845,603	$1,444,761,981	$11,359	$(6,647)	$135,642,694

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$1,361,568	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 29, 2020

MFS® U.S. Government Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MCM-SEM

MFS® U.S. Government Money Market Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, market volatility reached levels not seen since the global financial crisis. Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 200 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these are important steps to protect the public health, they come at a cost: rising market volatility and an abrupt decline in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help create a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses and governments adjust to a new reality and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

April 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	9.9%
A-1	84.9%
Other Assets Less Liabilities	5.2%

Maturity breakdown (u)
0 - 7 days	24.3%
8 - 29 days	28.7%
30 - 59 days	26.2%
60 - 89 days	10.9%
90 - 365 days	4.7%
Other Assets Less Liabilities	5.2%

(a)

Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of February 29, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2019 through February 29, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2019 through February 29, 2020.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the following table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

	Annualized Expense Ratio	Beginning Account Value 9/01/19	Ending Account Value 2/29/20	Expenses Paid During Period (p) 9/01/19-2/29/20
Actual	0.59%	$1,000.00	$1,005.72	$2.94
Hypothetical (h)	0.59%	$1,000.00	$1,021.93	$2.97

(h)	5% fund return per year before expenses.
(p)

“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/29/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 83.9%
Fannie Mae, 1.424%, due 3/02/2020	$16,445,000	$16,444,360
Fannie Mae, 1.566%, due 3/04/2020	15,701,000	15,698,985
Fannie Mae, 1.554%, due 3/13/2020	9,555,000	9,550,143
Fannie Mae, 1.590%, due 4/16/2020	20,000,000	19,960,134
Federal Farm Credit Bank, 1.548%, due 3/05/2020	12,950,000	12,947,813
Federal Farm Credit Bank, 1.568%, due 3/17/2020	39,970,000	39,942,643
Federal Farm Credit Bank, 1.588%, due 3/19/2020	8,425,000	8,418,428
Federal Home Loan Bank, 1.584%, due 4/03/2020	32,185,000	32,139,123
Federal Home Loan Bank, 1.576%, due 4/08/2020	6,110,000	6,100,036
Federal Home Loan Bank, 1.6%, due 4/15/2020	12,230,000	12,205,999
Federal Home Loan Bank, 1.603%, due 5/06/2020	15,320,000	15,275,904
Freddie Mac, 1.566%, due 3/09/2020	20,325,000	20,318,044
Freddie Mac, 1.561%, due 4/08/2020	12,195,000	12,175,305
Freddie Mac, 1.571%, due 4/30/2020	12,245,000	12,213,571
Freddie Mac, 1.579%, due 6/17/2020	16,100,000	16,025,376
U.S. Treasury Bill, 1.499%, due 3/12/2020	18,500,000	18,491,690
U.S. Treasury Bill, 1.591%, due 4/14/2020	5,885,000	5,873,772
U.S. Treasury Bill, 1.557%, due 5/14/2020	9,200,000	9,171,161
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$282,952,487

Repurchase Agreements - 10.9%
JPMorgan Chase & Co. Repurchase Agreement, 1.58%, dated 2/28/2020, due 3/02/2020, total to be received $36,688,830 (secured by U.S. Treasury and Federal Agency obligations valued at $37,422,607 in a jointly traded account), at Cost and Value	$36,684,000	$36,684,000

Other Assets, Less Liabilities - 5.2%		17,438,439
Net Assets - 100.0%		$337,074,926

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/29/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at cost and value	$282,952,487
Investments in unaffiliated repurchase agreements, at cost and value	36,684,000
Cash	569
Receivables for
Fund shares sold	20,613,175
Interest	3,220
Other assets	1,283
Total assets	$340,254,734

Liabilities
Payables for
Distributions	$42,174
Fund shares reacquired	3,000,993
Payable to affiliates
Investment adviser	10,192
Administrative services fee	433
Shareholder servicing costs	98,559
Payable for independent Trustees’ compensation	4,213
Accrued expenses and other liabilities	23,244
Total liabilities	$3,179,808
Net assets	$337,074,926

Net assets consist of
Paid-in capital	$337,048,205
Total distributable earnings (loss)	26,721
Net assets	$337,074,926
Shares of beneficial interest outstanding	337,074,877
Net asset value per share (net assets of $337,074,926 / 337,074,877 shares of beneficial interest outstanding)	$1.00

A contingent deferred sales charge may be imposed on redemptions.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/29/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$2,645,994
Expenses
Management fee	$610,152
Shareholder servicing costs	198,768
Administrative services fee	25,021
Independent Trustees’ compensation	4,987
Custodian fee	7,267
Shareholder communications	7,421
Audit and tax fees	19,436
Legal fees	1,319
Miscellaneous	46,096
Total expenses	$920,467
Fees paid indirectly	(7,267)
Reduction of expenses by investment adviser	(15,469)
Net expenses	$897,731
Net investment income (loss)	$1,748,263
Change in net assets from operations	$1,748,263

See Notes to Financial Statements

7

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/29/20 (unaudited)	Year ended 8/31/19

From operations
Net investment income (loss)	$1,748,263	$4,944,294
Net realized gain (loss)	—	49
Change in net assets from operations	$1,748,263	$4,944,343
Total distributions to shareholders	$(1,748,263)	$(4,944,294)
Change in net assets from fund share transactions	$33,276,039	$39,428,695
Total change in net assets	$33,276,039	$39,428,744

Net assets
At beginning of period	303,798,887	264,370,143
At end of period	$337,074,926	$303,798,887

See Notes to Financial Statements

8

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/29/20		Year ended
			8/31/19		8/31/18		8/31/17		8/31/16		8/31/15
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02		$0.01		$0.00	(c)(w)	$0.00		$0.00
Net realized and unrealized gain (loss)	—		0.00	(w)	—		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)
Total from investment operations	$0.01		$0.02		$0.01		$0.00	(w)	$(0.00	)(w)	$(0.00	)(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.02)		$(0.01)		$(0.00	)(w)	$—		$—
Contribution from adviser	$—		$—		$(0.00	)(w)	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.57	(n)	1.70		0.83		0.17	(c)	0.00	(w)	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.62		0.63		0.56	(c)	0.61		0.62
Expenses after expense reductions (f)	0.59	(a)	0.61		0.62		0.43	(c)	0.23		0.07
Net investment income (loss)	1.15	(a)	1.69		0.81		0.17	(c)	0.00		0.00
Net assets at end of period (000 omitted)	$337,075		$303,799		$264,370		$307,591		$320,847		$371,489

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

10

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$319,636,487	$—	$319,636,487

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At February 29, 2020, the fund had investments in repurchase agreements with a gross value of $36,684,000 included in investments in unaffiliated repurchase agreements in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced by credits earned under a previous arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credits that were used to reduce the fund’s custody fee for the six months ended February 29, 2020, is shown as a reduction of total expenses in the Statement of Operations.

11

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/19
Ordinary income (including any short-term capital gains)	$4,944,294

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/29/20

Cost of investments	$319,636,487

As of 8/31/19

Undistributed ordinary income	99,872
Capital loss carryforwards	(537)
Other temporary differences	(72,614)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(537)

12

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 29, 2020, this management fee reduction amounted to $15,469, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six months ended February 29, 2020 were $620.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 29, 2020, the fee was $81,036, which equated to

0.0531% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 29, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $117,732.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 29, 2020 was equivalent to an annual effective rate of 0.0164% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent

13

Notes to Financial Statements (unaudited) – continued

Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $109 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 29, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $3,436 at February 29, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:

	Six months ended 2/29/20	Year ended 8/31/19
Shares sold	111,507,901	210,809,484
Shares issued to shareholders in reinvestment of distributions	1,431,453	4,144,578
Shares reacquired	(79,663,315)	(175,525,367)
Net change	33,276,039	39,428,695

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 29, 2020, the fund’s commitment fee and interest expense were $786 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(6) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.

14

Notes to Financial Statements (unaudited) – continued

(7) Subsequent Event

Effective the close of business May 29, 2020, purchases of the fund are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

15

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at mfs.com/openendfunds after choosing “Click here for access to Money Market fund reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

16

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2020

*	Print name and title of each signing officer under his or her signature.